UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Equity Income Fund

February 28, 2018

EPI-QTLY-0418
1.797924.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 7.7%
Distributors - 0.5%
Genuine Parts Co.	97,400	$8,945
Hotels, Restaurants & Leisure - 1.1%
Cedar Fair LP (depositary unit)	76,300	5,098
Wyndham Worldwide Corp.	139,400	16,140
		21,238
Media - 5.7%
Cinemark Holdings, Inc.	436,000	18,556
Informa PLC	1,774,705	16,951
Interpublic Group of Companies, Inc.	467,400	10,937
Omnicom Group, Inc.	286,700	21,855
The Walt Disney Co.	153,000	15,783
Time Warner, Inc.	246,800	22,943
		107,025
Specialty Retail - 0.4%
Lowe's Companies, Inc.	85,800	7,687

TOTAL CONSUMER DISCRETIONARY		144,895

CONSUMER STAPLES - 10.9%
Beverages - 1.1%
Molson Coors Brewing Co. Class B	274,605	20,939
Food & Staples Retailing - 1.5%
CVS Health Corp.	410,300	27,790
Food Products - 2.1%
Kellogg Co.	157,500	10,427
The J.M. Smucker Co.	224,500	28,354
		38,781
Household Products - 0.9%
Reckitt Benckiser Group PLC	212,100	16,836
Personal Products - 1.9%
Unilever NV (NY Reg.)	684,000	35,773
Tobacco - 3.4%
Altria Group, Inc.	158,600	9,984
British American Tobacco PLC sponsored ADR	790,501	46,687
Imperial Tobacco Group PLC	208,598	7,489
		64,160

TOTAL CONSUMER STAPLES		204,279

ENERGY - 8.3%
Energy Equipment & Services - 0.4%
Baker Hughes, a GE Co. Class A	269,700	7,120
Oil, Gas & Consumable Fuels - 7.9%
Boardwalk Pipeline Partners, LP	615,100	6,932
Chevron Corp.	494,469	55,341
Enterprise Products Partners LP	518,300	13,175
Suncor Energy, Inc.	1,266,600	41,694
The Williams Companies, Inc.	1,163,650	32,303
		149,445

TOTAL ENERGY		156,565

FINANCIALS - 22.1%
Banks - 11.4%
Bank of America Corp.	1,216,900	39,062
Bank of the Ozarks, Inc.	239,900	11,969
First Hawaiian, Inc.	161,600	4,491
Huntington Bancshares, Inc.	335,600	5,269
JPMorgan Chase & Co.	496,857	57,387
SunTrust Banks, Inc.	185,800	12,976
Wells Fargo & Co.	1,426,250	83,310
		214,464
Capital Markets - 4.3%
Apollo Global Management LLC Class A	467,800	15,344
Ares Capital Corp.	252,842	3,992
KKR & Co. LP	145,596	3,124
Lazard Ltd. Class A	113,100	6,104
State Street Corp.	199,699	21,198
The Blackstone Group LP	935,303	31,800
		81,562
Consumer Finance - 2.7%
Capital One Financial Corp.	360,200	35,274
Discover Financial Services	208,300	16,420
		51,694
Diversified Financial Services - 0.1%
New Academy Holding Co. LLC unit (a)(b)(c)(d)	52,800	1,903
Insurance - 3.6%
Chubb Ltd.	356,884	50,649
FNF Group	320,100	12,782
MetLife, Inc.	76,057	3,513
		66,944

TOTAL FINANCIALS		416,567

HEALTH CARE - 14.1%
Biotechnology - 3.6%
Amgen, Inc.	371,249	68,224
Health Care Equipment & Supplies - 0.9%
Becton, Dickinson & Co.	35,700	7,926
Medtronic PLC	119,782	9,569
		17,495
Health Care Providers & Services - 2.8%
Cardinal Health, Inc.	253,400	17,538
McKesson Corp.	115,100	17,176
UnitedHealth Group, Inc.	74,500	16,849
		51,563
Pharmaceuticals - 6.8%
GlaxoSmithKline PLC	1,790,100	32,103
Johnson & Johnson	476,318	61,864
Roche Holding AG (participation certificate)	64,200	14,829
Sanofi SA sponsored ADR	481,000	18,879
		127,675

TOTAL HEALTH CARE		264,957

INDUSTRIALS - 8.4%
Aerospace & Defense - 3.7%
General Dynamics Corp.	59,500	13,236
United Technologies Corp.	420,307	56,632
		69,868
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc.	289,804	15,673
Electrical Equipment - 1.1%
Eaton Corp. PLC	246,600	19,901
Industrial Conglomerates - 1.1%
General Electric Co.	1,409,654	19,890
Machinery - 1.3%
Allison Transmission Holdings, Inc.	99,600	3,947
Andritz AG	187,000	10,849
Snap-On, Inc.	58,400	9,298
		24,094
Professional Services - 0.4%
Nielsen Holdings PLC	243,300	7,939

TOTAL INDUSTRIALS		157,365

INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 3.8%
Cisco Systems, Inc.	1,403,153	62,833
Juniper Networks, Inc.	377,000	9,674
		72,507
Electronic Equipment & Components - 0.6%
Dell Technologies, Inc. (a)	43,400	3,224
TE Connectivity Ltd.	81,230	8,374
		11,598
IT Services - 1.2%
Amdocs Ltd.	218,500	14,375
Leidos Holdings, Inc.	129,500	8,199
		22,574
Semiconductors & Semiconductor Equipment - 1.3%
Qualcomm, Inc.	381,389	24,790
Software - 1.8%
Micro Focus International PLC	329,200	9,288
Microsoft Corp.	254,038	23,821
		33,109
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	208,600	37,156

TOTAL INFORMATION TECHNOLOGY		201,734

MATERIALS - 5.5%
Chemicals - 2.6%
CF Industries Holdings, Inc.	102,200	4,215
DowDuPont, Inc.	414,300	29,125
LyondellBasell Industries NV Class A	146,000	15,800
		49,140
Containers & Packaging - 2.9%
Graphic Packaging Holding Co.	1,276,400	19,542
Silgan Holdings, Inc.	232,500	6,615
WestRock Co.	433,300	28,494
		54,651

TOTAL MATERIALS		103,791

REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 4.0%
American Tower Corp.	2,185	304
Brandywine Realty Trust (SBI)	854,300	13,378
CoreSite Realty Corp.	68,600	6,438
Healthcare Realty Trust, Inc.	302,400	8,029
National Retail Properties, Inc.	101,100	3,765
Omega Healthcare Investors, Inc. (e)	357,600	9,112
Public Storage	73,000	14,194
SL Green Realty Corp.	68,800	6,668
VEREIT, Inc.	1,186,700	8,129
WP Carey, Inc.	85,700	5,135
		75,152
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	299,527	10,873
Verizon Communications, Inc.	1,496,890	71,462
		82,335
Wireless Telecommunication Services - 0.0%
T-Mobile U.S., Inc. (a)	6,923	420

TOTAL TELECOMMUNICATION SERVICES		82,755

UTILITIES - 3.2%
Electric Utilities - 3.2%
Duke Energy Corp.	116,900	8,807
Exelon Corp.	660,000	24,446
PPL Corp.	484,000	13,867
Xcel Energy, Inc.	303,400	13,131
		60,251
TOTAL COMMON STOCKS
(Cost $1,607,444)		1,868,311

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%	8,000	469
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	545	297

TOTAL HEALTH CARE		766

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Dynegy, Inc. 7.00%	5,000	409
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $1,222)		1,175
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.2%
Convertible Bonds - 0.2%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
DISH Network Corp. 3.375% 8/15/26	630	634
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Chesapeake Energy Corp. 5.5% 9/15/26	160	137
Scorpio Tankers, Inc. 2.375% 7/1/19 (f)	680	617
		754
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.0%
Yahoo!, Inc. 0% 12/1/18	320	457
IT Services - 0.0%
Square, Inc. 0.375% 3/1/22 (f)	120	247
Semiconductors & Semiconductor Equipment - 0.1%
Intel Corp. 3.25% 8/1/39	65	155
Microchip Technology, Inc. 1.625% 2/15/25	120	209
Micron Technology, Inc. 3% 11/15/43	160	270
ON Semiconductor Corp. 1.625% 10/15/23 (f)	135	181
		815
TOTAL INFORMATION TECHNOLOGY		1,519

TOTAL CONVERTIBLE BONDS		2,907

Nonconvertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Laureate Education, Inc. 8.25% 5/1/25 (f)	285	304
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. 5.875% 5/15/23 (f)	700	622

TOTAL NONCONVERTIBLE BONDS		926

TOTAL CORPORATE BONDS
(Cost $3,840)		3,833
	Shares	Value (000s)

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(g)
(Cost $5,865)	5,865,354	5,455

Money Market Funds - 0.4%
Fidelity Cash Central Fund, 1.41% (h)	2,237,568	2,238
Fidelity Securities Lending Cash Central Fund 1.42% (h)(i)	5,102,379	5,103
TOTAL MONEY MARKET FUNDS
(Cost $7,341)		7,341
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $1,625,712)		1,886,115
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(5,226)
NET ASSETS - 100%		$1,880,889

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,358,000 or 0.4% of net assets.

 (d) Level 3 security

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,971,000 or 0.1% of net assets.

 (g) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
New Academy Holding Co. LLC unit	8/1/11	$5,565
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$5,865

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$47
Fidelity Securities Lending Cash Central Fund	17
Total	$64

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$144,895	$127,944	$16,951	$--
Consumer Staples	204,279	179,954	24,325	--
Energy	156,565	156,565	--	--
Financials	416,567	414,664	--	1,903
Health Care	265,723	218,025	47,698	--
Industrials	157,365	146,516	10,849	--
Information Technology	201,734	192,446	9,288	--
Materials	103,791	103,791	--	--
Real Estate	75,152	75,152	--	--
Telecommunication Services	82,755	82,755	--	--
Utilities	60,660	60,251	409	--
Corporate Bonds	3,833	--	3,833	--
Other	5,455	--	--	5,455
Money Market Funds	7,341	7,341	--	--
Total Investments in Securities:	$1,886,115	$1,765,404	$113,353	$7,358

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$48,426
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Growth Fund

February 28, 2018

EPG-QTLY-0418
1.797923.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.0%
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	187,900	$18,442
Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc. Class A	54,700	7,724
Wingstop, Inc.	149,500	6,774
Wyndham Worldwide Corp.	87,900	10,177
		24,675
Household Durables - 1.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	316,300	2,567
Panasonic Corp.	1,890,900	29,434
		32,001
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (a)	120,700	182,553
The Booking Holdings, Inc. (a)	3,200	6,509
		189,062
Media - 1.1%
Charter Communications, Inc. Class A (a)	101,600	34,740
China Literature Ltd. (a)(b)	569	6
		34,746
Specialty Retail - 2.9%
Home Depot, Inc.	501,244	91,362
Textiles, Apparel & Luxury Goods - 0.7%
Kering SA	4,500	2,112
LVMH Moet Hennessy - Louis Vuitton SA	65,601	19,621
		21,733

TOTAL CONSUMER DISCRETIONARY		412,021

CONSUMER STAPLES - 3.9%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	68,400	14,739
Fever-Tree Drinks PLC	126,121	4,307
Kweichow Moutai Co. Ltd. (A Shares)	87,813	9,998
Pernod Ricard SA ADR	241,700	7,923
		36,967
Food & Staples Retailing - 0.3%
CVS Health Corp.	143,700	9,733
Food Products - 0.1%
The Simply Good Foods Co.	231,100	3,122
Personal Products - 1.8%
Coty, Inc. Class A	623,800	12,052
Estee Lauder Companies, Inc. Class A	172,900	23,936
Unilever NV (NY Reg.)	401,800	21,014
		57,002
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	311,900	18,421

TOTAL CONSUMER STAPLES		125,245

ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	356,000	9,398
Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy, Inc. (a)	949,100	49,847
Reliance Industries Ltd.	1,183,261	17,216
		67,063

TOTAL ENERGY		76,461

FINANCIALS - 12.3%
Banks - 5.8%
Bank of America Corp.	1,201,100	38,555
Citigroup, Inc.	341,100	25,750
First Republic Bank	294,200	27,302
HDFC Bank Ltd.	68,446	1,992
HDFC Bank Ltd. sponsored ADR	61,200	5,947
Home Bancshares, Inc.	165,200	3,798
Huntington Bancshares, Inc.	1,137,500	17,859
JPMorgan Chase & Co.	536,400	61,954
Metro Bank PLC (a)	50,300	2,725
		185,882
Capital Markets - 6.5%
Cboe Global Markets, Inc.	22,454	2,515
Charles Schwab Corp.	1,767,400	93,708
CME Group, Inc.	320,254	53,213
Goldman Sachs Group, Inc.	63,200	16,617
JMP Group, Inc.	141,100	746
MSCI, Inc.	138,900	19,657
The Blackstone Group LP	550,700	18,724
		205,180

TOTAL FINANCIALS		391,062

HEALTH CARE - 9.6%
Biotechnology - 3.6%
Amgen, Inc.	180,700	33,207
Biogen, Inc. (a)	88,000	25,431
Cytokinetics, Inc. (a)	169,810	1,316
Insmed, Inc. (a)	741,220	17,945
Samsung Biologics Co. Ltd. (a)(b)	2,090	864
TESARO, Inc. (a)	108,000	5,965
Vertex Pharmaceuticals, Inc. (a)	175,164	29,082
		113,810
Health Care Equipment & Supplies - 4.7%
Becton, Dickinson & Co.	187,300	41,584
Boston Scientific Corp. (a)	720,800	19,649
Danaher Corp.	282,114	27,585
Intuitive Surgical, Inc. (a)	110,200	46,995
ResMed, Inc.	98,000	9,336
Sartorius Stedim Biotech	49,000	4,343
		149,492
Health Care Providers & Services - 0.3%
National Vision Holdings, Inc.	10,800	373
OptiNose, Inc.	13,800	244
UnitedHealth Group, Inc.	34,300	7,757
		8,374
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	100,700	7,019
Pharmaceuticals - 0.8%
Allergan PLC	53,100	8,189
AstraZeneca PLC sponsored ADR	457,600	15,188
Mallinckrodt PLC (a)	213,600	3,563
		26,940

TOTAL HEALTH CARE		305,635

INDUSTRIALS - 8.2%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)(c)	142,234	4,954
TransDigm Group, Inc.	33,377	9,623
		14,577
Building Products - 0.0%
Jeld-Wen Holding, Inc. (a)	49,900	1,555
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	416,800	19,510
Prosegur Compania de Seguridad SA (Reg.)	809,100	6,462
		25,972
Electrical Equipment - 2.4%
AMETEK, Inc.	377,400	28,584
Fortive Corp.	459,607	35,298
Nidec Corp.	72,800	11,625
		75,507
Industrial Conglomerates - 2.0%
3M Co.	212,600	50,069
Roper Technologies, Inc.	49,569	13,636
		63,705
Machinery - 1.1%
Allison Transmission Holdings, Inc.	829,700	32,881
Rational AG	3,600	2,329
		35,210
Professional Services - 1.4%
IHS Markit Ltd. (a)	371,800	17,493
Robert Half International, Inc.	173,600	9,907
TransUnion Holding Co., Inc. (a)	314,000	17,920
		45,320

TOTAL INDUSTRIALS		261,846

INFORMATION TECHNOLOGY - 42.1%
Internet Software & Services - 15.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	218,700	40,709
Alphabet, Inc. Class A (a)	193,850	213,996
Facebook, Inc. Class A (a)	494,200	88,126
GoDaddy, Inc. (a)	327,900	19,612
NetEase, Inc. ADR	27,200	7,979
Shopify, Inc. Class A (a)	78,700	10,886
Stamps.com, Inc. (a)	212,868	40,668
Tencent Holdings Ltd.	700,700	38,334
VeriSign, Inc. (a)(c)	166,800	19,352
		479,662
IT Services - 8.2%
Cognizant Technology Solutions Corp. Class A	440,698	36,146
Fidelity National Information Services, Inc.	164,900	16,025
Global Payments, Inc.	259,400	29,413
MasterCard, Inc. Class A	120,600	21,197
PayPal Holdings, Inc. (a)	764,700	60,725
Square, Inc. (a)	427,700	19,696
Visa, Inc. Class A	637,632	78,390
		261,592
Semiconductors & Semiconductor Equipment - 2.5%
ASML Holding NV	74,200	14,498
Broadcom Ltd.	37,700	9,292
Cree, Inc. (a)	114,900	4,347
Maxim Integrated Products, Inc.	271,028	16,516
Monolithic Power Systems, Inc.	66,832	7,823
Qualcomm, Inc.	394,700	25,656
		78,132
Software - 13.5%
Activision Blizzard, Inc.	295,900	21,639
Adobe Systems, Inc. (a)	386,900	80,912
Autodesk, Inc. (a)	147,300	17,303
Black Knight, Inc. (a)	174,200	8,301
Computer Modelling Group Ltd.	541,600	3,790
Electronic Arts, Inc. (a)	161,645	19,995
Intuit, Inc.	199,200	33,239
Microsoft Corp.	1,870,000	175,350
Red Hat, Inc. (a)	148,100	21,830
Salesforce.com, Inc. (a)	396,892	46,139
		428,498
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	503,700	89,719

TOTAL INFORMATION TECHNOLOGY		1,337,603

MATERIALS - 4.1%
Chemicals - 2.8%
CF Industries Holdings, Inc.	499,600	20,604
DowDuPont, Inc.	233,500	16,415
Sherwin-Williams Co.	43,500	17,469
The Chemours Co. LLC	329,300	15,645
Umicore SA	353,628	19,934
		90,067
Construction Materials - 1.3%
Eagle Materials, Inc.	316,400	31,713
Summit Materials, Inc.	263,979	8,350
		40,063

TOTAL MATERIALS		130,130

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	340,600	47,456
Equinix, Inc.	18,500	7,254
SBA Communications Corp. Class A (a)	53,500	8,414
		63,124
Real Estate Management & Development - 0.6%
Realogy Holdings Corp.	739,218	18,887

TOTAL REAL ESTATE		82,011

TOTAL COMMON STOCKS
(Cost $2,124,366)		3,122,014

Preferred Stocks - 0.9%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	875,350	18
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (d)(e)	13,034	2,902
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.5%
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	485,012	17,024
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)(e)	105,425	2,122
TOTAL INFORMATION TECHNOLOGY		19,146

TOTAL CONVERTIBLE PREFERRED STOCKS		22,066

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	475,900	7,410
TOTAL PREFERRED STOCKS
(Cost $23,010)		29,476

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.41% (f)	30,311,689	30,318
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	16,023,688	16,025
TOTAL MONEY MARKET FUNDS
(Cost $46,343)		46,343
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $2,193,719)		3,197,833
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(17,362)
NET ASSETS - 100%		$3,180,471

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $870,000 or 0.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,066,000 or 0.7% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
AppNexus, Inc. Series E	8/1/14	$2,112
BioNTech AG Series A	12/29/17	$2,855
Blu Homes, Inc. Series A, 5.00%	6/21/13	$4,044
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$7,524

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$186
Fidelity Securities Lending Cash Central Fund	28
Total	$214

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$412,039	$358,281	$53,740	$18
Consumer Staples	125,245	110,940	14,305	--
Energy	76,461	59,245	17,216	--
Financials	398,472	393,755	4,717	--
Health Care	308,537	300,428	5,207	2,902
Industrials	261,846	241,430	20,416	--
Information Technology	1,356,749	1,299,269	38,334	19,146
Materials	130,130	110,196	19,934	--
Real Estate	82,011	82,011	--	--
Money Market Funds	46,343	46,343	--	--
Total Investments in Securities:	$3,197,833	$3,001,898	$173,869	$22,066

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$63,603
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Equity Value Fund

February 28, 2018

AEV-QTLY-0418
1.797934.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.0%
Leisure Products - 0.6%
Vista Outdoor, Inc. (a)	88,400	$1,523,132
Media - 9.4%
CBS Corp. Class B	16,600	879,302
Cinemark Holdings, Inc.	47,700	2,030,112
Entercom Communications Corp. Class A	144,300	1,428,570
Interpublic Group of Companies, Inc.	147,500	3,451,500
Lions Gate Entertainment Corp. Class B	111,781	3,000,202
The Walt Disney Co.	31,500	3,249,540
Time Warner, Inc.	56,700	5,270,832
Twenty-First Century Fox, Inc. Class A	113,100	4,164,342
WPP PLC	124,400	2,382,276
		25,856,676
Textiles, Apparel & Luxury Goods - 2.0%
Christian Dior SA	5,100	1,894,236
PVH Corp.	25,900	3,736,852
		5,631,088

TOTAL CONSUMER DISCRETIONARY		33,010,896

CONSUMER STAPLES - 9.3%
Beverages - 1.4%
C&C Group PLC	416,020	1,465,328
PepsiCo, Inc.	21,600	2,370,168
		3,835,496
Food & Staples Retailing - 2.9%
CVS Health Corp.	81,100	5,492,903
Sysco Corp.	41,600	2,481,440
		7,974,343
Food Products - 3.5%
Campbell Soup Co.	25,200	1,084,860
Kellogg Co.	37,600	2,489,120
Seaboard Corp.	228	923,856
The Hershey Co.	2,800	275,128
The J.M. Smucker Co.	38,879	4,910,418
		9,683,382
Personal Products - 0.6%
Unilever NV (Certificaten Van Aandelen) (Bearer)	29,900	1,564,851
Tobacco - 0.9%
British American Tobacco PLC:
(United Kingdom)	22,400	1,322,104
sponsored ADR	21,100	1,246,166
		2,568,270

TOTAL CONSUMER STAPLES		25,626,342

ENERGY - 8.0%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	93,500	2,468,400
Dril-Quip, Inc. (a)	17,500	788,375
		3,256,775
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp.	38,097	4,263,816
FLEX LNG Ltd. (a)	616,371	873,653
GasLog Ltd.	27,500	453,750
GasLog Partners LP	97,700	2,295,950
Golar LNG Partners LP	76,700	1,418,183
Hoegh LNG Partners LP	59,300	1,031,820
Phillips 66 Co.	28,500	2,575,545
Suncor Energy, Inc.	56,900	1,873,017
Teekay Corp. (b)	135,500	1,029,800
Teekay LNG Partners LP	121,300	2,244,050
Teekay Offshore Partners LP	247,613	621,509
		18,681,093

TOTAL ENERGY		21,937,868

FINANCIALS - 29.3%
Banks - 13.0%
JPMorgan Chase & Co.	102,152	11,798,554
PNC Financial Services Group, Inc.	24,900	3,925,734
SunTrust Banks, Inc.	59,200	4,134,528
U.S. Bancorp	110,666	6,015,804
Wells Fargo & Co.	170,332	9,949,092
		35,823,712
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	16,600	4,364,638
State Street Corp.	25,200	2,674,980
		7,039,618
Consumer Finance - 3.2%
Capital One Financial Corp.	24,318	2,381,462
Discover Financial Services	39,400	3,105,902
Synchrony Financial	88,800	3,231,432
		8,718,796
Diversified Financial Services - 4.8%
Berkshire Hathaway, Inc. Class B (a)	54,769	11,348,137
Cannae Holdings, Inc. (a)	31,692	582,499
Standard Life PLC	233,599	1,179,998
		13,110,634
Insurance - 4.4%
Allstate Corp.	17,000	1,568,420
Chubb Ltd.	21,500	3,051,280
FNF Group	38,080	1,520,534
Prudential PLC	91,053	2,281,521
The Travelers Companies, Inc.	25,687	3,570,493
		11,992,248
Mortgage Real Estate Investment Trusts - 1.4%
AGNC Investment Corp.	76,501	1,372,428
Annaly Capital Management, Inc.	143,705	1,441,361
MFA Financial, Inc.	133,036	947,216
		3,761,005

TOTAL FINANCIALS		80,446,013

HEALTH CARE - 13.5%
Biotechnology - 3.6%
Amgen, Inc.	36,600	6,725,982
Dyax Corp. rights 12/31/19 (a)(c)	58,900	203,794
Shire PLC sponsored ADR	22,043	2,821,504
		9,751,280
Health Care Providers & Services - 4.0%
Aetna, Inc.	13,600	2,408,016
Anthem, Inc.	11,700	2,753,946
Cigna Corp.	19,800	3,878,622
McKesson Corp.	12,400	1,850,452
		10,891,036
Pharmaceuticals - 5.9%
Allergan PLC	19,600	3,022,712
Bayer AG	28,800	3,360,850
Johnson & Johnson	35,292	4,583,725
Pfizer, Inc.	89,900	3,264,269
Sanofi SA sponsored ADR	53,500	2,099,875
		16,331,431

TOTAL HEALTH CARE		36,973,747

INDUSTRIALS - 7.1%
Aerospace & Defense - 2.7%
Harris Corp.	14,800	2,311,020
United Technologies Corp.	37,800	5,093,172
		7,404,192
Machinery - 1.1%
Allison Transmission Holdings, Inc.	22,800	903,564
Deere & Co.	13,510	2,173,354
		3,076,918
Professional Services - 2.2%
Dun & Bradstreet Corp.	25,300	3,163,512
Nielsen Holdings PLC	85,300	2,783,339
		5,946,851
Road & Rail - 1.1%
Union Pacific Corp.	23,700	3,086,925

TOTAL INDUSTRIALS		19,514,886

INFORMATION TECHNOLOGY - 9.2%
Communications Equipment - 2.7%
Cisco Systems, Inc.	122,882	5,502,656
F5 Networks, Inc. (a)	12,800	1,901,056
		7,403,712
Electronic Equipment & Components - 1.0%
TE Connectivity Ltd.	27,598	2,845,078
Internet Software & Services - 2.4%
Alphabet, Inc. Class A (a)	3,100	3,422,152
comScore, Inc. (a)	63,800	1,403,600
eBay, Inc. (a)	41,900	1,795,834
		6,621,586
IT Services - 2.0%
Amdocs Ltd.	25,400	1,671,066
Cognizant Technology Solutions Corp. Class A	26,200	2,148,924
The Western Union Co.	79,000	1,565,780
		5,385,770
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	17,300	3,081,476

TOTAL INFORMATION TECHNOLOGY		25,337,622

MATERIALS - 4.0%
Chemicals - 2.5%
DowDuPont, Inc.	13,500	949,050
LyondellBasell Industries NV Class A	30,300	3,279,066
Monsanto Co.	16,600	2,047,942
The Scotts Miracle-Gro Co. Class A	6,100	548,024
		6,824,082
Containers & Packaging - 1.5%
Ball Corp.	47,300	1,889,635
Graphic Packaging Holding Co.	139,500	2,135,745
		4,025,380

TOTAL MATERIALS		10,849,462

REAL ESTATE - 1.2%
Real Estate Management & Development - 1.2%
CBRE Group, Inc. (a)	68,900	3,221,075
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.6%
Verizon Communications, Inc.	93,900	4,482,786
UTILITIES - 3.5%
Electric Utilities - 3.4%
Exelon Corp.	106,100	3,929,944
PPL Corp.	67,900	1,945,335
Xcel Energy, Inc.	78,500	3,397,480
		9,272,759
Gas Utilities - 0.1%
WGL Holdings, Inc.	2,679	223,054

TOTAL UTILITIES		9,495,813

TOTAL COMMON STOCKS
(Cost $227,037,670)		270,896,510

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.41% (d)	1,231,058	1,231,304
Fidelity Securities Lending Cash Central Fund 1.42% (d)(e)	1,084,727	1,084,836
TOTAL MONEY MARKET FUNDS
(Cost $2,316,085)		2,316,140
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $229,353,755)		273,212,650
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,406,486
NET ASSETS - 100%		$274,619,136

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,683
Fidelity Securities Lending Cash Central Fund	37,652
Total	$59,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$33,010,896	$28,734,384	$4,276,512	$--
Consumer Staples	25,626,342	21,274,059	4,352,283	--
Energy	21,937,868	21,064,215	873,653	--
Financials	80,446,013	76,984,494	3,461,519	--
Health Care	36,973,747	33,409,103	3,360,850	203,794
Industrials	19,514,886	19,514,886	--	--
Information Technology	25,337,622	25,337,622	--	--
Materials	10,849,462	10,849,462	--	--
Real Estate	3,221,075	3,221,075	--	--
Telecommunication Services	4,482,786	4,482,786	--	--
Utilities	9,495,813	9,495,813	--	--
Money Market Funds	2,316,140	2,316,140	--	--
Total Investments in Securities:	$273,212,650	$256,684,039	$16,324,817	$203,794

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth Opportunities Fund

February 28, 2018

GO-QTLY-0418
1.797926.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 1.7%
Tesla, Inc. (a)(b)	153,477	$52,652
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	123,300	7,040
U.S. Foods Holding Corp. (a)	840,103	28,051
		35,091
Household Durables - 0.2%
Roku, Inc. Class A (b)	135,440	5,522
Internet & Direct Marketing Retail - 7.5%
Amazon.com, Inc. (a)	94,700	143,229
Blue Apron Holdings, Inc. Class A	259,939	725
Groupon, Inc. (a)	1,997,538	8,549
JD.com, Inc. sponsored ADR (a)	106,400	5,017
Netflix, Inc. (a)	143,400	41,784
The Booking Holdings, Inc. (a)	3,000	6,102
Vipshop Holdings Ltd. ADR (a)	980,500	17,051
Wayfair LLC Class A (a)	195,165	15,110
		237,567
Media - 1.6%
Charter Communications, Inc. Class A (a)	112,060	38,317
Comcast Corp. Class A	146,800	5,316
Naspers Ltd. Class N	2,600	706
The Walt Disney Co.	29,400	3,033
Vivendi SA	188,900	4,857
		52,229
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	121,300	12,450
Specialty Retail - 0.9%
Home Depot, Inc.	59,000	10,754
Lowe's Companies, Inc.	79,700	7,140
TJX Companies, Inc.	123,900	10,244
		28,138
Textiles, Apparel & Luxury Goods - 0.2%
lululemon athletica, Inc. (a)	100,316	8,136

TOTAL CONSUMER DISCRETIONARY		431,785

CONSUMER STAPLES - 3.9%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	47,300	10,192
Monster Beverage Corp. (a)	100,000	6,337
The Coca-Cola Co.	89,500	3,868
		20,397
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	30,200	5,765
CVS Health Corp.	65,500	4,436
Performance Food Group Co. (a)	1,182,650	36,248
		46,449
Personal Products - 0.2%
Unilever NV (Certificaten Van Aandelen) (Bearer)	131,900	6,903
Tobacco - 1.6%
British American Tobacco PLC (United Kingdom)	646,200	38,140
Juul Labs, Inc. (c)	2,772	72
Philip Morris International, Inc.	107,100	11,090
		49,302

TOTAL CONSUMER STAPLES		123,051

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petronet LNG Ltd.	4,249,840	15,987
Reliance Industries Ltd.	2,089,238	30,398
Teekay LNG Partners LP	214,200	3,963
		50,348
FINANCIALS - 4.3%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	99,511	9,670
Capital Markets - 3.6%
BlackRock, Inc. Class A	60,900	33,460
Cboe Global Markets, Inc.	268,400	30,063
Charles Schwab Corp.	338,900	17,968
MSCI, Inc.	13,300	1,882
S&P Global, Inc.	10,800	2,071
TD Ameritrade Holding Corp.	477,200	27,439
		112,883
Consumer Finance - 0.2%
Synchrony Financial	201,600	7,336
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)	184,100	4,823

TOTAL FINANCIALS		134,712

HEALTH CARE - 13.4%
Biotechnology - 7.9%
ACADIA Pharmaceuticals, Inc. (a)	75,100	1,871
Acorda Therapeutics, Inc. (a)	63,800	1,515
Agios Pharmaceuticals, Inc. (a)	83,900	6,745
Alexion Pharmaceuticals, Inc. (a)	359,100	42,176
Alkermes PLC (a)	90,200	5,149
Alnylam Pharmaceuticals, Inc. (a)	82,212	9,879
Amgen, Inc.	238,800	43,884
AnaptysBio, Inc. (a)	56,700	6,960
Ascendis Pharma A/S sponsored ADR (a)	35,900	2,233
aTyr Pharma, Inc. (a)(d)	124,876	368
BioMarin Pharmaceutical, Inc. (a)	110,700	8,986
bluebird bio, Inc. (a)	58,000	11,658
Blueprint Medicines Corp. (a)	6,000	519
Coherus BioSciences, Inc. (a)(b)	301,294	2,983
Epizyme, Inc. (a)	30,300	536
Five Prime Therapeutics, Inc. (a)	66,700	1,418
Insmed, Inc. (a)	387,879	9,391
Intercept Pharmaceuticals, Inc. (a)	10,235	611
Ionis Pharmaceuticals, Inc. (a)	342,753	18,104
Neurocrine Biosciences, Inc. (a)	183,875	15,525
Opko Health, Inc. (a)	1	0
Prothena Corp. PLC (a)	132,702	4,471
Regeneron Pharmaceuticals, Inc. (a)	41,800	13,394
Rigel Pharmaceuticals, Inc. (a)	498,548	1,875
Sage Therapeutics, Inc. (a)	34,344	5,542
Sarepta Therapeutics, Inc. (a)	94,800	5,951
Sienna Biopharmaceuticals, Inc. (b)	46,400	728
Spark Therapeutics, Inc. (a)	131,600	7,514
TESARO, Inc. (a)(b)	164,100	9,063
Vertex Pharmaceuticals, Inc. (a)	58,190	9,661
Xencor, Inc. (a)	65,100	1,994
		250,704
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	26,200	5,817
Boston Scientific Corp. (a)	1,257,700	34,285
Danaher Corp.	31,200	3,051
Insulet Corp. (a)	108,600	8,155
Intuitive Surgical, Inc. (a)	7,600	3,241
		54,549
Health Care Providers & Services - 2.3%
Anthem, Inc.	97,000	22,832
Cigna Corp.	46,500	9,109
Humana, Inc.	57,800	15,711
OptiNose, Inc.	32,600	577
UnitedHealth Group, Inc.	106,900	24,177
		72,406
Health Care Technology - 0.2%
athenahealth, Inc. (a)	49,200	6,875
Cerner Corp. (a)	4,300	276
		7,151
Pharmaceuticals - 1.3%
Akcea Therapeutics, Inc. (b)	257,023	4,362
Allergan PLC	145,390	22,422
Bristol-Myers Squibb Co.	77,300	5,117
Nektar Therapeutics (a)	46,600	4,034
Theravance Biopharma, Inc. (a)(b)	152,125	4,010
		39,945

TOTAL HEALTH CARE		424,755

INDUSTRIALS - 3.4%
Air Freight & Logistics - 0.1%
FedEx Corp.	18,700	4,608
Airlines - 1.6%
Alaska Air Group, Inc.	106,900	6,895
Allegiant Travel Co.	10,100	1,680
JetBlue Airways Corp. (a)	69,800	1,469
Spirit Airlines, Inc. (a)	1,028,900	40,991
		51,035
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	40,800	1,910
Electrical Equipment - 0.2%
Sunrun, Inc. (a)(b)	1,137,300	7,609
Machinery - 0.1%
Allison Transmission Holdings, Inc.	81,700	3,238
Professional Services - 0.3%
TransUnion Holding Co., Inc. (a)	141,900	8,098
Road & Rail - 0.2%
Union Pacific Corp.	38,900	5,067
Trading Companies & Distributors - 0.8%
Bunzl PLC	970,900	26,059

TOTAL INDUSTRIALS		107,624

INFORMATION TECHNOLOGY - 50.1%
Communications Equipment - 1.0%
Carvana Co. Class A (b)	1,441,341	28,884
NETGEAR, Inc. (a)	34,295	1,912
		30,796
Internet Software & Services - 16.5%
2U, Inc. (a)	18,500	1,531
Alibaba Group Holding Ltd. sponsored ADR (a)	156,800	29,187
Alphabet, Inc.:
Class A (a)	67,065	74,034
Class C (a)	130,975	144,692
ANGI Homeservices, Inc. Class A (a)(b)	318,200	4,706
CarGurus, Inc. Class A (b)	4,900	158
Criteo SA sponsored ADR (a)(b)	495,300	14,854
Facebook, Inc. Class A (a)	627,441	111,885
GoDaddy, Inc. (a)	437,849	26,188
IAC/InterActiveCorp (a)	47,600	7,088
MongoDB, Inc. Class B	257,562	7,881
NetEase, Inc. ADR	5,400	1,584
The Trade Desk, Inc. (a)(b)	609,600	34,296
Wix.com Ltd. (a)	836,835	62,804
		520,888
IT Services - 8.4%
Accenture PLC Class A	12,700	2,045
Alliance Data Systems Corp.	153,300	36,939
Cognizant Technology Solutions Corp. Class A	456,692	37,458
EPAM Systems, Inc. (a)	70,000	7,918
FleetCor Technologies, Inc. (a)	24,800	4,958
Global Payments, Inc.	253,000	28,688
Luxoft Holding, Inc. (a)	618,225	26,676
MasterCard, Inc. Class A	216,100	37,982
PayPal Holdings, Inc. (a)	251,800	19,995
Visa, Inc. Class A	409,000	50,282
Worldpay, Inc. (a)	159,000	12,924
		265,865
Semiconductors & Semiconductor Equipment - 4.3%
Analog Devices, Inc.	136,800	12,333
Broadcom Ltd.	164,100	40,444
Cavium, Inc. (a)	16,400	1,460
Marvell Technology Group Ltd.	70,600	1,658
Micron Technology, Inc. (a)	475,600	23,214
NVIDIA Corp.	124,130	30,039
ON Semiconductor Corp. (a)	325,300	7,781
Qualcomm, Inc.	221,400	14,391
SolarEdge Technologies, Inc. (a)	125,257	6,269
		137,589
Software - 13.6%
Activision Blizzard, Inc.	415,400	30,378
Adobe Systems, Inc. (a)	205,300	42,934
Autodesk, Inc. (a)	249,400	29,297
Citrix Systems, Inc. (a)	171,900	15,815
Electronic Arts, Inc. (a)	129,800	16,056
Intuit, Inc.	48,300	8,059
Microsoft Corp.	1,606,200	150,613
Red Hat, Inc. (a)	58,830	8,672
Salesforce.com, Inc. (a)	598,600	69,587
ServiceNow, Inc. (a)	202,200	32,556
Snap, Inc. Class A (a)	47,400	821
Workday, Inc. Class A (a)	188,200	23,839
		428,627
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	1,125,806	200,537

TOTAL INFORMATION TECHNOLOGY		1,584,302

MATERIALS - 3.2%
Chemicals - 2.9%
DowDuPont, Inc.	287,262	20,195
LG Chemical Ltd.	42,664	15,038
LyondellBasell Industries NV Class A	334,900	36,243
The Chemours Co. LLC	465,500	22,116
		93,592
Containers & Packaging - 0.3%
Ball Corp.	221,300	8,841

TOTAL MATERIALS		102,433

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	472,000	65,764
Equinix, Inc.	25,300	9,920
		75,684
Real Estate Management & Development - 0.2%
Redfin Corp. (b)	265,578	5,468

TOTAL REAL ESTATE		81,152

TELECOMMUNICATION SERVICES - 2.1%
Wireless Telecommunication Services - 2.1%
T-Mobile U.S., Inc. (a)	1,084,100	65,707
TOTAL COMMON STOCKS
(Cost $1,815,535)		3,105,869

Preferred Stocks - 1.2%
Convertible Preferred Stocks - 1.2%
CONSUMER STAPLES - 0.9%
Tobacco - 0.9%
JUUL Labs, Inc. Series C (a)(c)(e)	1,069,313	27,802
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (c)(e)	282,226	2,599
INFORMATION TECHNOLOGY - 0.2%
Internet Software & Services - 0.2%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(e)	221,104	7,761

TOTAL CONVERTIBLE PREFERRED STOCKS		38,162

Nonconvertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
PAX Labs, Inc. Series A (c)(e)	1,069,313	1,411
TOTAL PREFERRED STOCKS
(Cost $10,194)		39,573

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.41% (f)	16,445,942	16,449
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	102,618,963	102,629
TOTAL MONEY MARKET FUNDS
(Cost $119,078)		119,078
TOTAL INVESTMENT IN SECURITIES - 103.2%
(Cost $1,944,807)		3,264,520
NET OTHER ASSETS (LIABILITIES) - (3.2)%		(101,326)
NET ASSETS - 100%		$3,163,194

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $368,000 or 0.0% of net assets.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $39,574,000 or 1.3% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Clover Health Series D	6/7/17	$2,647
JUUL Labs, Inc. Series C	5/22/15	$3,326
PAX Labs, Inc. Series A	5/22/15	$791
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$3,430

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$22
Fidelity Securities Lending Cash Central Fund	799
Total	$821

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$431,785	$426,222	$5,563	$--
Consumer Staples	152,264	77,936	45,043	29,285
Energy	50,348	3,963	46,385	--
Financials	137,311	134,712	--	2,599
Health Care	424,755	424,755	--	--
Industrials	107,624	81,565	26,059	--
Information Technology	1,592,063	1,576,421	7,881	7,761
Materials	102,433	87,395	15,038	--
Real Estate	81,152	81,152	--	--
Telecommunication Services	65,707	65,707	--	--
Money Market Funds	119,078	119,078	--	--
Total Investments in Securities:	$3,264,520	$3,078,906	$145,969	$39,645

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$85,393
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$33,282
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	6,363
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$39,645
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$6,363

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$39,645	Market approach	Transaction price	$32.97 - $48.77 / $40.87	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.1 - 5.4 / 4.8	Increase
			Discount rate	10.0%	Decrease
			Premium rate	38.9%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Growth & Income Fund

February 28, 2018

AGAI-QTLY-0418
1.797925.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.1%
Hotels, Restaurants & Leisure - 0.7%
Cedar Fair LP (depositary unit)	2,500	$167
DineEquity, Inc.	13,500	1,026
Dunkin' Brands Group, Inc.	35,400	2,120
Papa John's International, Inc. (a)	8,900	514
Starbucks Corp.	5,500	314
		4,141
Media - 4.1%
Comcast Corp. Class A	367,058	13,291
Interpublic Group of Companies, Inc.	139,000	3,253
Omnicom Group, Inc.	15,500	1,182
The Walt Disney Co.	41,500	4,281
Time Warner, Inc.	23,600	2,194
Viacom, Inc. Class B (non-vtg.)	15,200	507
		24,708
Multiline Retail - 0.5%
Dollar General Corp.	12,200	1,154
Target Corp. (b)	24,199	1,825
		2,979
Specialty Retail - 2.8%
L Brands, Inc.	64,200	3,167
Lowe's Companies, Inc.	72,157	6,465
Ross Stores, Inc.	19,400	1,515
TJX Companies, Inc.	49,620	4,103
Williams-Sonoma, Inc. (a)	24,200	1,253
		16,503

TOTAL CONSUMER DISCRETIONARY		48,331

CONSUMER STAPLES - 8.6%
Beverages - 1.4%
Molson Coors Brewing Co. Class B	18,900	1,441
The Coca-Cola Co.	161,984	7,001
		8,442
Food & Staples Retailing - 2.1%
CVS Health Corp.	94,451	6,397
Kroger Co.	26,000	705
Walmart, Inc.	57,100	5,140
		12,242
Food Products - 0.6%
Campbell Soup Co.	17,600	758
Nestle SA (Reg. S)	3,727	296
The Hershey Co.	2,500	246
The J.M. Smucker Co.	15,500	1,958
		3,258
Household Products - 1.9%
Kimberly-Clark Corp.	17,100	1,897
Procter & Gamble Co.	83,835	6,583
Reckitt Benckiser Group PLC	36,300	2,881
		11,361
Personal Products - 0.3%
Unilever NV (NY Reg.)	37,700	1,972
Tobacco - 2.3%
Altria Group, Inc.	146,320	9,211
British American Tobacco PLC sponsored ADR	79,700	4,707
		13,918

TOTAL CONSUMER STAPLES		51,193

ENERGY - 13.3%
Energy Equipment & Services - 0.9%
Baker Hughes, a GE Co. Class A	89,800	2,371
Nabors Industries Ltd.	63,800	413
National Oilwell Varco, Inc.	46,000	1,614
Oceaneering International, Inc.	60,900	1,119
		5,517
Oil, Gas & Consumable Fuels - 12.4%
Anadarko Petroleum Corp.	21,600	1,232
Apache Corp.	76,441	2,610
BP PLC sponsored ADR	90,400	3,513
Cabot Oil & Gas Corp.	107,200	2,590
Cenovus Energy, Inc.	551,700	4,016
Cenovus Energy, Inc.	3,000	22
Chevron Corp. (b)	100,763	11,277
ConocoPhillips Co. (b)	185,395	10,069
Enterprise Products Partners LP	15,700	399
Exxon Mobil Corp.	88,000	6,665
Golar LNG Ltd.	51,100	1,381
Imperial Oil Ltd.	94,800	2,567
Kinder Morgan, Inc.	222,800	3,609
Legacy Reserves LP (c)	77,000	278
Suncor Energy, Inc.	317,890	10,464
Teekay LNG Partners LP	39,500	731
The Williams Companies, Inc.	298,231	8,279
Williams Partners LP	120,920	4,382
		74,084

TOTAL ENERGY		79,601

FINANCIALS - 23.4%
Banks - 15.6%
Bank of America Corp.	651,142	20,902
BNP Paribas SA	3,000	237
Citigroup, Inc.	231,527	17,478
Cullen/Frost Bankers, Inc.	1,300	135
First Hawaiian, Inc.	5,900	164
JPMorgan Chase & Co. (b)	170,843	19,732
M&T Bank Corp.	1,600	304
PNC Financial Services Group, Inc.	34,816	5,489
Regions Financial Corp. (b)	133,000	2,582
SunTrust Banks, Inc. (b)	108,435	7,573
U.S. Bancorp	108,230	5,883
Wells Fargo & Co.	220,050	12,853
		93,332
Capital Markets - 6.8%
Apollo Global Management LLC Class A	40,300	1,322
Charles Schwab Corp. (b)	68,013	3,606
KKR & Co. LP	190,513	4,088
Morgan Stanley	91,930	5,150
Northern Trust Corp. (b)	71,637	7,584
Oaktree Capital Group LLC Class A	21,400	892
S&P Global, Inc.	13,600	2,608
State Street Corp. (b)	109,070	11,578
The Blackstone Group LP	119,700	4,070
		40,898
Insurance - 0.8%
Marsh & McLennan Companies, Inc.	24,066	1,998
MetLife, Inc.	53,300	2,462
		4,460
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	61,890	1,270

TOTAL FINANCIALS		139,960

HEALTH CARE - 11.7%
Biotechnology - 2.4%
Alexion Pharmaceuticals, Inc. (c)	23,200	2,725
Amgen, Inc.	50,792	9,334
Biogen, Inc. (c)	2,100	607
Intercept Pharmaceuticals, Inc. (c)	10,858	649
Shire PLC sponsored ADR	7,300	934
		14,249
Health Care Equipment & Supplies - 1.3%
Becton, Dickinson & Co.	1,500	333
Boston Scientific Corp. (c)	42,000	1,145
Danaher Corp.	22,400	2,190
Fisher & Paykel Healthcare Corp.	31,448	313
Medtronic PLC	16,942	1,353
ResMed, Inc.	8,900	848
Steris PLC	4,800	438
Zimmer Biomet Holdings, Inc.	12,790	1,487
		8,107
Health Care Providers & Services - 3.6%
AmerisourceBergen Corp.	25,600	2,436
Anthem, Inc.	15,000	3,531
Cardinal Health, Inc.	62,300	4,312
Cigna Corp.	10,500	2,057
Fresenius Medical Care AG & Co. KGaA sponsored ADR	15,400	813
Humana, Inc.	5,200	1,413
McKesson Corp.	24,633	3,676
Patterson Companies, Inc.	25,000	790
UnitedHealth Group, Inc.	11,000	2,488
		21,516
Pharmaceuticals - 4.4%
Allergan PLC	7,600	1,172
AstraZeneca PLC sponsored ADR	55,900	1,855
Bayer AG	17,400	2,031
GlaxoSmithKline PLC sponsored ADR	235,609	8,555
Johnson & Johnson	60,601	7,871
Novartis AG sponsored ADR	3,401	283
Pfizer, Inc.	11,000	399
Sanofi SA	18,423	1,454
Teva Pharmaceutical Industries Ltd. sponsored ADR	140,274	2,626
		26,246

TOTAL HEALTH CARE		70,118

INDUSTRIALS - 11.3%
Aerospace & Defense - 2.4%
General Dynamics Corp.	9,300	2,069
Meggitt PLC	16,706	104
Rolls-Royce Holdings PLC	113,400	1,304
The Boeing Co. (b)	3,394	1,229
United Technologies Corp.	71,031	9,571
		14,277
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	22,600	2,110
Expeditors International of Washington, Inc.	23,200	1,507
United Parcel Service, Inc. Class B	55,879	5,834
		9,451
Commercial Services & Supplies - 0.1%
Ritchie Brothers Auctioneers, Inc.	16,400	532
Construction & Engineering - 0.1%
Fluor Corp.	12,000	683
Electrical Equipment - 0.6%
Acuity Brands, Inc.	12,700	1,811
Hubbell, Inc. Class B	15,612	2,046
		3,857
Industrial Conglomerates - 1.5%
General Electric Co.	636,293	8,978
Machinery - 1.0%
Donaldson Co., Inc.	11,300	536
Flowserve Corp.	69,500	2,943
Snap-On, Inc.	6,100	971
Wabtec Corp.	18,000	1,464
Zardoya Otis SA	4,100	43
		5,957
Professional Services - 0.3%
Nielsen Holdings PLC	50,200	1,638
Road & Rail - 2.8%
CSX Corp.	76,533	4,111
J.B. Hunt Transport Services, Inc.	36,420	4,318
Norfolk Southern Corp.	20,608	2,866
Union Pacific Corp.	40,000	5,210
		16,505
Trading Companies & Distributors - 0.9%
Bunzl PLC	10,800	290
Fastenal Co.	36,100	1,975
Howden Joinery Group PLC	18,000	109
MSC Industrial Direct Co., Inc. Class A	10,300	901
Watsco, Inc.	13,964	2,309
		5,584

TOTAL INDUSTRIALS		67,462

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 1.7%
Cisco Systems, Inc. (b)	232,271	10,401
Electronic Equipment & Components - 0.1%
Avnet, Inc.	10,400	444
Philips Lighting NV (d)	10,118	401
		845
Internet Software & Services - 2.5%
Alphabet, Inc.:
Class A (c)	6,973	7,698
Class C (c)	6,513	7,195
		14,893
IT Services - 3.2%
Accenture PLC Class A	7,500	1,208
IBM Corp.	1,900	296
MasterCard, Inc. Class A	13,090	2,301
Paychex, Inc.	89,209	5,810
Unisys Corp. (a)(c)	106,992	1,198
Visa, Inc. Class A	69,240	8,512
		19,325
Semiconductors & Semiconductor Equipment - 1.9%
Qualcomm, Inc.	162,098	10,536
United Microelectronics Corp. sponsored ADR	130,000	313
Xilinx, Inc.	4,800	342
		11,191
Software - 5.4%
Micro Focus International PLC	58,843	1,660
Microsoft Corp. (b)	250,473	23,485
Oracle Corp.	102,784	5,208
SAP SE sponsored ADR	19,700	2,059
		32,412
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	72,473	12,909

TOTAL INFORMATION TECHNOLOGY		101,976

MATERIALS - 1.9%
Chemicals - 1.6%
CF Industries Holdings, Inc.	46,600	1,922
LyondellBasell Industries NV Class A	33,600	3,636
Nutrien Ltd.	60,480	2,972
The Scotts Miracle-Gro Co. Class A	11,100	997
		9,527
Metals & Mining - 0.3%
BHP Billiton Ltd. sponsored ADR (a)	33,900	1,576
Reliance Steel & Aluminum Co.	6,100	550
		2,126

TOTAL MATERIALS		11,653

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
American Tower Corp.	8,200	1,143
CoreSite Realty Corp.	16,900	1,586
Equinix, Inc.	3,600	1,412
Omega Healthcare Investors, Inc.	12,000	306
Public Storage	7,600	1,478
Sabra Health Care REIT, Inc.	21,600	365
Spirit Realty Capital, Inc.	59,100	461
		6,751
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	145,509	6,947
UTILITIES - 1.2%
Electric Utilities - 1.1%
Exelon Corp.	137,100	5,078
PPL Corp.	40,800	1,169
Southern Co.	8,300	357
		6,604
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	42,000	457

TOTAL UTILITIES		7,061

TOTAL COMMON STOCKS
(Cost $439,778)		591,053

Preferred Stocks - 0.3%
Convertible Preferred Stocks - 0.3%
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Becton, Dickinson & Co. Series A, 6.125%	16,700	980
INDUSTRIALS - 0.1%
Commercial Services & Supplies - 0.1%
Stericycle, Inc. 2.25%	9,300	448
UTILITIES - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
Dynegy, Inc. 7.00%	5,200	425

TOTAL CONVERTIBLE PREFERRED STOCKS		1,853

Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Holdings PLC (C Shares) (c)	25,796,430	36
TOTAL PREFERRED STOCKS
(Cost $1,982)		1,889
	Principal Amount (000s)(e)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer Capital Corp. BV 5.625% 11/22/19(d)
(Cost $534)	EUR 500	650
	Shares	Value (000s)

Other - 0.3%
ENERGY - 0.3%
Oil, Gas & Consumable Fuels-0.3%
Utica Shale Drilling Program (non-operating revenue interest)(f)(g)(h)
(Cost $1,470)	1,469,796	1,367

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.41% (i)	3,163,194	3,164
Fidelity Securities Lending Cash Central Fund 1.42% (i)(j)	2,794,508	2,795
TOTAL MONEY MARKET FUNDS
(Cost $5,959)		5,959
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $449,723)		600,918
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(2,754)
NET ASSETS - 100%		$598,164

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
Charles Schwab Corp.	Chicago Board Options Exchange	67	$355	$55.00	3/16/18	$(3)
Chevron Corp.	Chicago Board Options Exchange	89	996	140.00	3/16/18	0
Chevron Corp.	Chicago Board Options Exchange	89	996	145.00	6/15/18	(1)
Cisco Systems, Inc.	Chicago Board Options Exchange	226	1,012	41.00	3/16/18	(90)
Cisco Systems, Inc.	Chicago Board Options Exchange	226	1,012	40.00	3/16/18	(111)
Cisco Systems, Inc.	Chicago Board Options Exchange	231	1,034	48.00	6/15/18	(24)
ConocoPhillips Co.	Chicago Board Options Exchange	305	1,656	65.00	5/18/18	(8)
JPMorgan Chase & Co.	Chicago Board Options Exchange	266	3,073	115.00	3/16/18	(62)
JPMorgan Chase & Co.	Chicago Board Options Exchange	254	2,934	120.00	6/15/18	(86)
Microsoft Corp.	Chicago Board Options Exchange	255	2,391	92.50	3/16/18	(61)
Northern Trust Corp.	Chicago Board Options Exchange	66	699	110.00	4/20/18	(12)
Regions Financial Corp.	Chicago Board Options Exchange	675	1,310	21.00	5/18/18	(30)
State Street Corp.	Chicago Board Options Exchange	111	1,178	115.00	5/18/18	(17)
SunTrust Banks, Inc.	Chicago Board Options Exchange	329	2,298	80.00	7/20/18	(29)
Target Corp.	Chicago Board Options Exchange	59	445	70.00	3/16/18	(39)
Target Corp.	Chicago Board Options Exchange	149	1,124	85.00	4/20/18	(12)
The Boeing Co.	Chicago Board Options Exchange	24	869	300.00	3/16/18	(153)
The Boeing Co.	Chicago Board Options Exchange	4	145	370.00	3/16/18	(2)
TOTAL WRITTEN OPTIONS						$(740)

Currency Abbreviations

EUR – European Monetary Unit

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $23,527.

 (c) Non-income producing

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,051,000 or 0.2% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,367,000 or 0.2% of net assets.

 (h) Level 3 security

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$1,470

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$12
Fidelity Securities Lending Cash Central Fund	4
Total	$16

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$48,331	$48,331	$--	$--
Consumer Staples	51,193	48,016	3,177	--
Energy	79,601	79,601	--	--
Financials	139,960	139,723	237	--
Health Care	71,098	66,633	4,465	--
Industrials	67,946	65,648	2,298	--
Information Technology	101,976	99,915	2,061	--
Materials	11,653	11,653	--	--
Real Estate	6,751	6,751	--	--
Telecommunication Services	6,947	6,947	--	--
Utilities	7,486	7,061	425	--
Corporate Bonds	650	--	650	--
Other	1,367	--	--	1,367
Money Market Funds	5,959	5,959	--	--
Total Investments in Securities:	$600,918	$586,238	$13,313	$1,367
Derivative Instruments:
Liabilities
Written Options	$(740)	$(740)	$--	$--
Total Liabilities	$(740)	$(740)	$--	$--
Total Derivative Instruments:	$(740)	$(740)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Small Cap Fund

February 28, 2018

ASCF-QTLY-0418
1.797929.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 2.4%
Dorman Products, Inc. (a)	650,000	$44,850
Standard Motor Products, Inc.	300,000	13,998
		58,848
Diversified Consumer Services - 0.9%
Grand Canyon Education, Inc. (a)	230,000	22,575
Hotels, Restaurants & Leisure - 4.4%
Hilton Grand Vacations, Inc. (a)	1,143,413	49,350
Marriott Vacations Worldwide Corp.	430,000	60,415
		109,765
Household Durables - 2.0%
NVR, Inc. (a)	4,000	11,373
TopBuild Corp. (a)	550,000	38,302
		49,675
Leisure Products - 1.8%
Polaris Industries, Inc. (b)	400,000	45,596
Multiline Retail - 0.3%
Big Lots, Inc.	147,300	8,278
Specialty Retail - 0.7%
Sally Beauty Holdings, Inc. (a)	168,400	2,836
Signet Jewelers Ltd. (b)	300,000	15,084
		17,920
Textiles, Apparel & Luxury Goods - 1.2%
G-III Apparel Group Ltd. (a)	800,000	29,528

TOTAL CONSUMER DISCRETIONARY		342,185

CONSUMER STAPLES - 6.2%
Food & Staples Retailing - 1.2%
Sundrug Co. Ltd.	320,000	14,755
Tsuruha Holdings, Inc.	110,000	15,927
		30,682
Food Products - 4.2%
B&G Foods, Inc. Class A (b)	856,013	23,712
Nomad Foods Ltd. (a)	2,400,000	39,336
The Hain Celestial Group, Inc. (a)	1,200,000	41,736
		104,784
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	200,000	19,742

TOTAL CONSUMER STAPLES		155,208

ENERGY - 2.5%
Energy Equipment & Services - 1.0%
Hess Midstream Partners LP	1,220,848	24,393
Oil, Gas & Consumable Fuels - 1.5%
Alliance Resource Partners LP	22,800	406
Noble Midstream Partners LP	625,833	30,165
Noble Midstream Partners LP (c)	169,067	8,149
		38,720

TOTAL ENERGY		63,113

FINANCIALS - 16.3%
Banks - 10.3%
Allegiance Bancshares, Inc. (a)(d)	1,004,020	38,303
Bank of the Ozarks, Inc.	910,000	45,400
ConnectOne Bancorp, Inc.	1,400,000	40,320
German American Bancorp, Inc.	646,628	21,423
Great Western Bancorp, Inc.	524,419	21,443
Home Bancshares, Inc.	1,750,000	40,233
ServisFirst Bancshares, Inc.	550,000	22,088
Signature Bank (a)	200,000	29,238
		258,448
Capital Markets - 2.1%
LPL Financial	800,000	51,416
Insurance - 2.4%
Enstar Group Ltd. (a)	130,000	25,740
Hastings Group Holdings PLC (e)	6,753,539	28,873
James River Group Holdings Ltd.	147,381	4,821
		59,434
Thrifts & Mortgage Finance - 1.5%
Essent Group Ltd. (a)	818,423	36,903

TOTAL FINANCIALS		406,201

HEALTH CARE - 12.7%
Biotechnology - 1.3%
Bioverativ, Inc. (a)	300,000	31,404
Health Care Equipment & Supplies - 1.9%
LivaNova PLC (a)	529,900	47,553
Health Care Providers & Services - 6.2%
Addus HomeCare Corp. (a)	2,500	86
AMN Healthcare Services, Inc. (a)	643,000	35,783
HealthSouth Corp.	1,050,000	55,923
Owens & Minor, Inc.	1,800,000	29,538
Premier, Inc. (a)(b)	1,050,300	34,817
		156,147
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	450,000	47,975
ICON PLC (a)	300,000	33,993
		81,968

TOTAL HEALTH CARE		317,072

INDUSTRIALS - 15.5%
Building Products - 1.7%
Apogee Enterprises, Inc.	500,000	21,570
GMS, Inc. (a)	650,727	20,147
		41,717
Commercial Services & Supplies - 0.5%
Coor Service Management Holding AB	1,535,502	12,628
Construction & Engineering - 1.5%
Argan, Inc.	500,000	19,975
EMCOR Group, Inc.	241,600	18,436
		38,411
Electrical Equipment - 1.9%
Generac Holdings, Inc. (a)	1,050,000	46,704
Machinery - 2.1%
AGCO Corp.	400,000	26,640
Hy-Lok Corp.	468,708	10,640
SPX Flow, Inc. (a)	319,379	15,573
		52,853
Professional Services - 3.7%
ICF International, Inc.	584,379	33,310
On Assignment, Inc. (a)	780,000	59,818
		93,128
Trading Companies & Distributors - 4.1%
MSC Industrial Direct Co., Inc. Class A	650,000	56,862
Univar, Inc. (a)	1,600,000	46,096
		102,958

TOTAL INDUSTRIALS		388,399

INFORMATION TECHNOLOGY - 20.5%
Electronic Equipment & Components - 6.1%
CDW Corp.	750,000	54,698
ePlus, Inc. (a)	369,489	28,284
SYNNEX Corp.	550,000	68,008
		150,990
Internet Software & Services - 5.0%
j2 Global, Inc.	665,700	49,275
Stamps.com, Inc. (a)	400,309	76,479
		125,754
IT Services - 7.5%
Booz Allen Hamilton Holding Corp. Class A	950,000	36,034
Conduent, Inc. (a)	4,450,000	84,101
Genpact Ltd.	1,200,000	37,644
Syntel, Inc. (a)	1,100,000	29,535
		187,314
Semiconductors & Semiconductor Equipment - 0.7%
Versum Materials, Inc.	481,600	17,829
Software - 0.5%
Zensar Technologies Ltd.	868,049	11,834
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	550,000	18,150

TOTAL INFORMATION TECHNOLOGY		511,871

MATERIALS - 3.1%
Chemicals - 1.2%
Valvoline, Inc.	1,350,000	30,929
Containers & Packaging - 1.2%
Berry Global Group, Inc. (a)	570,000	31,008
Paper & Forest Products - 0.7%
Neenah, Inc.	211,400	16,204

TOTAL MATERIALS		78,141

REAL ESTATE - 3.9%
Real Estate Management & Development - 3.9%
CBRE Group, Inc. (a)	1,000,000	46,750
Daito Trust Construction Co. Ltd.	145,000	24,013
Relo Holdings Corp.	961,500	26,954
		97,717
UTILITIES - 2.3%
Gas Utilities - 1.6%
Amerigas Partners LP	530,000	22,228
Star Gas Partners LP	1,937,269	18,017
		40,245
Multi-Utilities - 0.7%
Telecom Plus PLC	1,000,000	17,142

TOTAL UTILITIES		57,387

TOTAL COMMON STOCKS
(Cost $1,938,511)		2,417,294
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.39% to 1.56% 4/19/18 to 5/10/18 (f)
(Cost $5,019)	5,030	5,018
	Shares	Value (000s)

Money Market Funds - 7.5%
Fidelity Cash Central Fund, 1.41% (g)	112,958,980	$112,982
Fidelity Securities Lending Cash Central Fund 1.42% (g)(h)	75,646,982	75,655
TOTAL MONEY MARKET FUNDS
(Cost $188,637)		188,637
TOTAL INVESTMENT IN SECURITIES - 104.4%
(Cost $2,132,167)		2,610,949
NET OTHER ASSETS (LIABILITIES) - (4.4)%		(110,218)
NET ASSETS - 100%		$2,500,731

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	1,210	March 2018	$91,428	$(4,712)	$(4,712)

The notional amount of futures purchased as a percentage of Net Assets is 3.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,149,000 or 0.3% of net assets.

 (d) Affiliated company

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $28,873,000 or 1.2% of net assets.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,469,000.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Noble Midstream Partners LP	6/21/17	$6,839

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$213
Fidelity Securities Lending Cash Central Fund	278
Total	$491

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Allegiance Bancshares, Inc.	$40,010	$--	$--	$--	$--	$(1,707)	$38,303
Hess Midstream Partners LP	30,037	--	4,351	393	(787)	(506)	--
Total	$70,047	$--	$4,351	$393	$(787)	$(2,213)	$38,303

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$342,185	$342,185	$--	$--
Consumer Staples	155,208	124,526	30,682	--
Energy	63,113	63,113	--	--
Financials	406,201	377,328	28,873	--
Health Care	317,072	317,072	--	--
Industrials	388,399	365,131	23,268	--
Information Technology	511,871	500,037	11,834	--
Materials	78,141	78,141	--	--
Real Estate	97,717	46,750	50,967	--
Utilities	57,387	40,245	17,142	--
U.S. Government and Government Agency Obligations	5,018	--	5,018	--
Money Market Funds	188,637	188,637	--	--
Total Investments in Securities:	$2,610,949	$2,443,165	$167,784	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(4,712)	$(4,712)	$--	$--
Total Liabilities	$(4,712)	$(4,712)	$--	$--
Total Derivative Instruments:	$(4,712)	$(4,712)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$79,044
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Large Cap Fund

February 28, 2018

LC-QTLY-0418
1.797927.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 7.1%
Hotels, Restaurants & Leisure - 0.1%
Dunkin' Brands Group, Inc.	19,500	$1,167,855
Starbucks Corp.	4,800	274,080
		1,441,935
Media - 4.0%
Comcast Corp. Class A	827,074	29,948,350
Interpublic Group of Companies, Inc.	204,600	4,787,640
Omnicom Group, Inc.	18,600	1,417,878
Sinclair Broadcast Group, Inc. Class A	61,800	2,088,840
The Walt Disney Co.	86,200	8,892,392
Time Warner, Inc.	35,400	3,290,784
Viacom, Inc. Class B (non-vtg.)	60,300	2,010,402
		52,436,286
Multiline Retail - 0.3%
Target Corp.	58,440	4,406,960
Specialty Retail - 2.7%
AutoZone, Inc. (a)	3,000	1,994,160
L Brands, Inc.	119,900	5,914,667
Lowe's Companies, Inc.	165,279	14,807,346
O'Reilly Automotive, Inc. (a)	8,100	1,977,939
Ross Stores, Inc.	7,900	616,911
Sally Beauty Holdings, Inc. (a)	208,800	3,516,192
TJX Companies, Inc.	86,000	7,110,480
		35,937,695

TOTAL CONSUMER DISCRETIONARY		94,222,876

CONSUMER STAPLES - 7.3%
Beverages - 1.3%
Molson Coors Brewing Co. Class B	42,600	3,248,250
The Coca-Cola Co.	319,275	13,799,066
		17,047,316
Food & Staples Retailing - 1.9%
CVS Health Corp.	174,911	11,846,722
Kroger Co.	60,000	1,627,200
Walmart, Inc.	129,200	11,629,292
		25,103,214
Food Products - 0.3%
Campbell Soup Co.	43,600	1,876,980
The J.M. Smucker Co.	15,300	1,932,390
		3,809,370
Household Products - 1.6%
Kimberly-Clark Corp.	18,500	2,052,020
Procter & Gamble Co.	187,852	14,750,139
Reckitt Benckiser Group PLC	54,200	4,302,202
		21,104,361
Personal Products - 0.1%
Unilever NV (NY Reg.)	42,600	2,227,980
Tobacco - 2.1%
Altria Group, Inc.	311,900	19,634,105
British American Tobacco PLC sponsored ADR	142,500	8,416,050
		28,050,155

TOTAL CONSUMER STAPLES		97,342,396

ENERGY - 13.1%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	199,300	5,261,520
Ensco PLC Class A	86,850	385,614
National Oilwell Varco, Inc.	142,232	4,990,921
Oceaneering International, Inc.	142,800	2,624,664
		13,262,719
Oil, Gas & Consumable Fuels - 12.1%
Amyris, Inc. (a)(b)	54,556	288,601
Anadarko Petroleum Corp.	91,300	5,207,752
Apache Corp.	204,007	6,966,839
BP PLC sponsored ADR	122,200	4,748,692
Cabot Oil & Gas Corp.	309,500	7,477,520
Cenovus Energy, Inc.	1,285,000	9,353,102
Cheniere Energy, Inc. (a)	35,000	1,838,200
Chevron Corp.	190,107	21,276,775
ConocoPhillips Co.	434,300	23,586,833
Exxon Mobil Corp.	175,600	13,299,944
Golar LNG Ltd.	68,500	1,850,870
Imperial Oil Ltd.	181,600	4,917,862
Kinder Morgan, Inc.	480,285	7,780,617
Noble Energy, Inc.	14,600	435,518
Suncor Energy, Inc.	679,500	22,367,581
Teekay Offshore Partners LP	250,200	628,002
The Williams Companies, Inc.	699,729	19,424,477
Williams Partners LP	271,400	9,835,536
		161,284,721

TOTAL ENERGY		174,547,440

FINANCIALS - 24.7%
Banks - 16.0%
Bank of America Corp.	1,609,489	51,664,597
BNP Paribas SA	6,800	537,680
Citigroup, Inc.	530,597	40,054,768
First Republic Bank	9,100	844,480
JPMorgan Chase & Co.	375,468	43,366,554
PNC Financial Services Group, Inc.	68,085	10,734,281
Regions Financial Corp.	282,900	5,491,089
Signature Bank (a)	31,100	4,546,509
Standard Chartered PLC (United Kingdom)	111,928	1,240,948
SunTrust Banks, Inc.	246,208	17,195,167
U.S. Bancorp	230,465	12,528,077
Wells Fargo & Co.	424,194	24,777,172
		212,981,322
Capital Markets - 6.6%
Charles Schwab Corp.	192,753	10,219,764
KKR & Co. LP	353,236	7,580,445
Morgan Stanley	305,343	17,105,315
Northern Trust Corp.	155,686	16,482,477
State Street Corp.	263,758	27,997,912
The Blackstone Group LP	257,900	8,768,600
		88,154,513
Diversified Financial Services - 0.7%
KKR Renaissance Co-Invest LP unit (a)(c)	24,415	9,474,933
Insurance - 0.4%
MetLife, Inc.	119,000	5,496,610
Thrifts & Mortgage Finance - 1.0%
MGIC Investment Corp. (a)	103,492	1,427,155
Radian Group, Inc.	565,568	11,605,455
		13,032,610

TOTAL FINANCIALS		329,139,988

HEALTH CARE - 13.6%
Biotechnology - 3.4%
Alexion Pharmaceuticals, Inc. (a)	70,405	8,269,067
Alnylam Pharmaceuticals, Inc. (a)	17,300	2,078,768
Amgen, Inc.	108,457	19,931,143
Atara Biotherapeutics, Inc. (a)	25,700	990,093
Biogen, Inc. (a)	9,400	2,716,506
BioMarin Pharmaceutical, Inc. (a)	28,000	2,272,760
Celldex Therapeutics, Inc. (a)	4,800	10,800
Genocea Biosciences, Inc. (a)	64,200	64,200
Insmed, Inc. (a)	63,764	1,543,726
Intercept Pharmaceuticals, Inc. (a)	59,731	3,567,733
Regeneron Pharmaceuticals, Inc. (a)	3,500	1,121,540
Spark Therapeutics, Inc. (a)	37,500	2,141,250
TESARO, Inc. (a)	2,000	110,460
Trevena, Inc. (a)	100,500	179,895
		44,997,941
Health Care Equipment & Supplies - 2.2%
Boston Scientific Corp. (a)	690,886	18,833,552
Danaher Corp.	52,500	5,133,450
Medtronic PLC	26,500	2,117,085
ResMed, Inc.	6,300	600,201
Zimmer Biomet Holdings, Inc.	26,300	3,057,375
		29,741,663
Health Care Providers & Services - 3.3%
AmerisourceBergen Corp.	56,000	5,328,960
Anthem, Inc.	26,895	6,330,545
Cardinal Health, Inc.	137,100	9,488,691
Cigna Corp.	25,300	4,956,017
Humana, Inc.	11,800	3,207,476
McKesson Corp.	60,396	9,012,895
UnitedHealth Group, Inc.	24,200	5,473,072
		43,797,656
Health Care Technology - 0.0%
Castlight Health, Inc. Class B (a)	203,380	721,999
Pharmaceuticals - 4.7%
Allergan PLC	20,429	3,150,560
AstraZeneca PLC sponsored ADR	60,000	1,991,400
Bayer AG	35,900	4,189,393
CymaBay Therapeutics, Inc. (a)	259,900	3,869,911
GlaxoSmithKline PLC sponsored ADR	503,729	18,290,400
Jazz Pharmaceuticals PLC (a)	51,007	7,385,814
Johnson & Johnson	88,463	11,489,574
Nektar Therapeutics (a)	11,200	969,472
Novartis AG sponsored ADR	2,300	191,705
Sanofi SA	12,674	1,000,611
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	338,691	6,340,296
TherapeuticsMD, Inc. (a)(b)	675,300	3,376,500
		62,245,636

TOTAL HEALTH CARE		181,504,895

INDUSTRIALS - 9.8%
Aerospace & Defense - 1.9%
General Dynamics Corp.	10,400	2,313,480
The Boeing Co.	3,463	1,254,333
United Technologies Corp.	158,382	21,340,391
		24,908,204
Air Freight & Logistics - 1.5%
C.H. Robinson Worldwide, Inc.	46,659	4,356,084
FedEx Corp.	12,500	3,080,125
United Parcel Service, Inc. Class B	120,075	12,537,031
		19,973,240
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. (a)	32,500	727,350
Stericycle, Inc. (a)	21,100	1,322,337
		2,049,687
Electrical Equipment - 0.8%
Acuity Brands, Inc.	29,900	4,263,142
Hubbell, Inc. Class B	22,082	2,893,846
Melrose Industries PLC	951,396	2,972,771
		10,129,759
Industrial Conglomerates - 1.5%
General Electric Co.	1,395,344	19,688,304
ITT, Inc.	2,600	130,468
		19,818,772
Machinery - 0.8%
Flowserve Corp.	160,600	6,801,410
Wabtec Corp. (b)	43,600	3,546,424
		10,347,834
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	844	1,370,976
Professional Services - 0.2%
Acacia Research Corp. (a)	36,900	127,305
IHS Markit Ltd. (a)	66,736	3,139,929
		3,267,234
Road & Rail - 2.8%
CSX Corp.	165,401	8,885,342
Genesee & Wyoming, Inc. Class A (a)	44,700	3,107,991
J.B. Hunt Transport Services, Inc.	76,500	9,070,605
Norfolk Southern Corp.	43,558	6,058,047
Union Pacific Corp.	81,700	10,641,425
		37,763,410
Trading Companies & Distributors - 0.0%
Fastenal Co.	4,900	268,128
Univar, Inc. (a)	7,700	221,837
		489,965

TOTAL INDUSTRIALS		130,119,081

INFORMATION TECHNOLOGY - 18.7%
Communications Equipment - 1.9%
Cisco Systems, Inc.	528,954	23,686,560
F5 Networks, Inc. (a)	9,200	1,366,384
		25,052,944
Electronic Equipment & Components - 0.2%
ADT, Inc. (a)	72,700	767,712
Itron, Inc. (a)	32,700	2,289,000
		3,056,712
Internet Software & Services - 2.8%
Alphabet, Inc.:
Class A (a)	16,936	18,695,989
Class C (a)	16,517	18,246,825
		36,942,814
IT Services - 4.3%
Cognizant Technology Solutions Corp. Class A	26,684	2,188,622
FleetCor Technologies, Inc. (a)	10,000	1,999,300
Interxion Holding N.V. (a)	29,400	1,655,220
MasterCard, Inc. Class A	75,400	13,252,304
Paychex, Inc.	159,522	10,389,668
PayPal Holdings, Inc. (a)	37,100	2,946,111
Unisys Corp. (a)(b)	307,187	3,440,494
Visa, Inc. Class A	174,910	21,503,435
		57,375,154
Semiconductors & Semiconductor Equipment - 1.8%
Qualcomm, Inc.	370,450	24,079,250
Software - 5.5%
Adobe Systems, Inc. (a)	25,610	5,355,819
Autodesk, Inc. (a)	1,481	173,973
Microsoft Corp.	575,854	53,997,826
Oracle Corp.	164,000	8,309,880
SAP SE sponsored ADR	38,200	3,991,900
Ultimate Software Group, Inc. (a)	8,600	2,050,756
		73,880,154
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	162,721	28,983,865

TOTAL INFORMATION TECHNOLOGY		249,370,893

MATERIALS - 2.7%
Chemicals - 2.1%
CF Industries Holdings, Inc.	125,500	5,175,620
Intrepid Potash, Inc. (a)(b)	612,760	2,028,236
LyondellBasell Industries NV Class A	67,200	7,272,384
Monsanto Co.	38,517	4,751,842
Nutrien Ltd.	134,860	6,626,343
The Scotts Miracle-Gro Co. Class A	12,600	1,131,984
W.R. Grace & Co.	19,100	1,264,038
		28,250,447
Metals & Mining - 0.6%
BHP Billiton Ltd. sponsored ADR (b)	44,500	2,069,250
Freeport-McMoRan, Inc. (a)	179,200	3,333,120
Lundin Mining Corp.	302,400	1,967,768
		7,370,138

TOTAL MATERIALS		35,620,585

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	4,600	640,918
Equinix, Inc.	5,800	2,274,180
Public Storage	8,400	1,633,296
		4,548,394
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Verizon Communications, Inc.	270,094	12,894,288
Zayo Group Holdings, Inc. (a)	10,700	383,595
		13,277,883
UTILITIES - 1.2%
Electric Utilities - 0.8%
Exelon Corp.	268,700	9,952,648
PPL Corp.	36,100	1,034,265
Southern Co.	5,900	254,054
		11,240,967
Independent Power and Renewable Electricity Producers - 0.4%
Dynegy, Inc. (a)	333,000	4,072,590
The AES Corp.	61,200	665,244
		4,737,834

TOTAL UTILITIES		15,978,801

TOTAL COMMON STOCKS
(Cost $976,825,237)		1,325,673,232

Other - 0.2%
ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)
(Cost $3,301,608)	3,301,608	3,070,495

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.41% (f)	3,362,778	3,363,451
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	17,574,100	17,575,857
TOTAL MONEY MARKET FUNDS
(Cost $20,939,308)		20,939,308
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $1,001,066,153)		1,349,683,035
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(17,429,555)
NET ASSETS - 100%		$1,332,253,480

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $12,545,428 or 0.9% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
KKR Renaissance Co-Invest LP unit	7/25/13	$2,575,783
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$3,301,608

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,822
Fidelity Securities Lending Cash Central Fund	43,413
Total	$50,235

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$94,222,876	$94,222,876	$--	$--
Consumer Staples	97,342,396	93,040,194	4,302,202	--
Energy	174,547,440	174,547,440	--	--
Financials	329,139,988	317,886,427	11,253,561	--
Health Care	181,504,895	176,314,891	5,190,004	--
Industrials	130,119,081	125,775,334	4,343,747	--
Information Technology	249,370,893	249,370,893	--	--
Materials	35,620,585	35,620,585	--	--
Real Estate	4,548,394	4,548,394	--	--
Telecommunication Services	13,277,883	13,277,883	--	--
Utilities	15,978,801	15,978,801	--	--
Other	3,070,495	--	--	3,070,495
Money Market Funds	20,939,308	20,939,308	--	--
Total Investments in Securities:	$1,349,683,035	$1,321,523,026	$25,089,514	$3,070,495

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Real Estate High Income Fund

February 28, 2018

REHI-QTLY-0418
1.814099.113

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.4%
		Principal Amount(a)	Value
Diversified Financial Services - 0.3%
American Homes 4 Rent 4.25% 2/15/28		$2,205,000	$2,170,413
CBL & Associates LP 4.6% 10/15/24		1,144,000	939,121

TOTAL DIVERSIFIED FINANCIAL SERVICES			3,109,534

Healthcare - 0.8%
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25		1,720,000	1,728,600
MPT Operating Partnership LP/MPT Finance Corp. 5.25% 8/1/26		400,000	397,500
Omega Healthcare Investors, Inc. 4.95% 4/1/24		311,000	317,443
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		3,000,000	3,015,000
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,155,378

TOTAL HEALTHCARE			8,613,921

Homebuilders/Real Estate - 1.8%
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,384,641
DDR Corp.:
4.625% 7/15/22		288,000	299,740
4.7% 6/1/27		3,354,000	3,422,150
Howard Hughes Corp. 5.375% 3/15/25 (b)		3,255,000	3,210,244
Hunt Companies, Inc. 9.625% 3/1/21 (b)		4,235,000	4,440,398
iStar Financial, Inc. 6% 4/1/22		3,075,000	3,098,063
Lennar Corp. 8.375% 5/15/18 (b)		1,000,000	1,010,000
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		1,170,000	1,186,088
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,030,220

TOTAL HOMEBUILDERS/REAL ESTATE			20,081,544

Hotels - 1.4%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		4,250,000	4,239,375
FelCor Lodging LP 5.625% 3/1/23		755,000	769,156
Host Hotels & Resorts LP 4.75% 3/1/23		890,000	928,999
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		2,300,000	2,311,500
Times Square Hotel Trust 8.528% 8/1/26 (b)		6,889,111	7,873,043

TOTAL HOTELS			16,122,073

Super Retail - 0.1%
JC Penney Corp., Inc. 5.875% 7/1/23 (b)		720,000	691,200
TOTAL NONCONVERTIBLE BONDS
(Cost $47,657,924)			48,618,272

Asset-Backed Securities - 3.8%
American Homes 4 Rent:
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		672,000	745,210
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		1,864,000	2,095,218
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		2,557,223	2,757,116
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		4,476,000	4,957,435
Class XS, 0% 10/17/45 (b)(c)(d)(e)		3,222,303	32
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 1 month U.S. LIBOR + 4.200% 4.2153% 6/26/34 (b)(c)(f)		73,793	111,638
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1 month U.S. LIBOR + 1.500% 3.0938% 3/20/50 (b)(c)(e)(f)		750,000	178,125
Class E, 1 month U.S. LIBOR + 2.100% 3.6938% 3/20/50 (b)(c)(e)(f)		3,000,000	300,000
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		402,776	402,776
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 5.4503% 1/28/40 (b)(c)(e)(f)		2,981,539	292
Home Partners of America Credit Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.650% 4.24% 7/17/34 (b)(c)(f)		927,000	945,681
Class F, 1 month U.S. LIBOR + 3.539% 5.129% 7/17/34 (b)(c)(f)		1,347,000	1,376,317
Invitation Homes Trust:
Series 2015-SRF1 Class E, 1 month U.S. LIBOR + 4.300% 5.7832% 3/17/32 (b)(c)(f)		1,000,000	1,002,911
Series 2017-SFR2:
Class E, 1 month U.S. LIBOR + 2.250% 3.84% 12/17/36 (b)(c)(f)		2,064,000	2,103,185
Class F, 1 month U.S. LIBOR + 3.000% 4.59% 12/17/36 (b)(c)(f)		1,743,000	1,778,442
Series 2018-SFR1 Class F, 1 month U.S. LIBOR + 3.100% 4.611% 3/17/37 (b)(c)(f)		2,499,000	2,526,066
Merit Securities Corp. Series 13 Class M1, 7.9399% 12/28/33 (c)		1,665,000	1,719,003
Progress Residential Trust:
Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		714,000	750,686
Series 2017-SFR1 Class F, 5.35% 8/17/34 (b)		650,000	667,880
Series 2017-SFR2 Class F, 1 month U.S. LIBOR + 2.750% 4.836% 12/17/34 (b)(f)		517,000	520,445
Series 2018-SFR1 Class F, 4.778% 3/17/35 (b)		1,369,000	1,368,572
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		256,832	181,786
Starwood Waypoint Homes Trust Series 2017-1:
Class E, 1 month U.S. LIBOR + 2.600% 4.19% 1/17/35 (b)(c)(f)		2,643,000	2,683,779
Class F, 1 month U.S. LIBOR + 3.400% 4.99% 1/17/35 (b)(c)(f)		3,524,000	3,523,903
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3 month U.S. LIBOR + 2.650% 4.437% 2/5/36 (b)(c)(e)(f)		2,815,523	211
Class E, 3 month U.S. LIBOR + 4.500% 6.287% 2/5/36 (b)(c)(e)(f)		896,519	67
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 6.287% 12/5/36 (b)(c)(e)(f)		5,304,326	398
Tricon American Homes:
Series 2017-SFR1 Class F, 5.151% 9/17/34 (b)		4,452,000	4,516,745
Series 2017-SFR2 Class F, 5.16% 1/17/36 (b)		746,000	751,793
Tricon American Homes Trust Series 2016-SFR1 Class F, 5.769% 11/17/33 (b)		1,914,000	1,982,018
VB-S1 Issuer LLC Series 2018-1A Class F, 5.25% 2/15/48(b)		2,083,000	2,083,000
TOTAL ASSET-BACKED SECURITIES
(Cost $50,245,756)			42,030,730

Collateralized Mortgage Obligations - 1.0%
Private Sponsor - 1.0%
Countrywide Home Loans, Inc. Series 2003-R1:
Class 2B4, 3.3614% 2/25/43 (b)(c)(e)		45,083	10,335
Class 2B5, 3.3614% 2/25/43 (b)(c)		25,688	507
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		1,217	600
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.3637% 12/25/46 (b)(c)		6,045,000	6,270,583
Series 2010-K7 Class B, 5.6853% 4/25/20 (b)(c)		5,000,000	5,233,430
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 1 month U.S. LIBOR + 11.950% 13.5038% 6/10/35 (b)(c)(f)		91,889	63,311
RESIX Finance Ltd. floater Series 2004-A Class B7, 1 month U.S. LIBOR + 4.250% 5.8038% 2/10/36 (b)(c)(e)(f)		22,321	444

TOTAL PRIVATE SPONSOR			11,579,210

U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.6229% 2/25/42 (b)(c)		51,145	26,060
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.6633% 1/25/42 (b)(c)		5,432	49
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.5356% 6/25/43 (c)(e)(g)		173,593	44,981
Class 2B5, 3.5356% 6/25/43 (c)(e)(g)		7,098	9

TOTAL U.S. GOVERNMENT AGENCY			71,099

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $11,110,015)			11,650,309

Commercial Mortgage Securities - 76.2%
280 Park Avenue Mortgage Trust floater Series 2017-280P Class F, 1 month U.S. LIBOR + 3.150% 4.3865% 9/15/34 (b)(c)(f)		4,423,000	4,400,787
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		1,230,000	1,331,906
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,477,063
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		3,308,000	3,309,640
BAMLL Trust Series 2015-200P Class F, 3.5958% 4/14/33 (b)(c)		3,107,000	2,902,380
BANK:
Series 2017-BNK4 Class D, 3.357% 5/15/50 (b)		5,301,000	4,242,526
Series 2017-BNK6 Class D, 3.1% 7/15/60 (b)		3,113,000	2,417,679
Series 2017-BNK8 Class D, 2.6% 11/15/50 (b)		3,717,000	2,762,687
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3 Class D, 3.25% 2/15/50 (b)		2,642,000	2,088,522
Bank of America Commercial Mortgage Trust Series 2015-UBS7 Class C, 4.3655% 9/15/48 (c)		1,826,000	1,848,980
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.2844% 9/10/28 (b)(c)		7,899,000	7,581,016
BBCMS Mortgage Trust Series 2016-ETC Class D, 3.6089% 8/14/36 (b)(c)		2,100,000	1,927,290
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		4,249,345	4,255,078
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 2.0042% 10/25/22 (b)(c)		16,769	15,931
BX Trust Series 2017-IMC Class F, 1 month U.S. LIBOR + 4.250% 5.8095% 10/15/32 (b)(c)(f)		4,789,000	4,814,409
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)(c)		3,478,000	3,334,568
CD Mortgage Trust Series 2017-CD3:
Class C, 4.563% 2/10/50		5,600,000	5,683,474
Class D, 3.25% 2/10/50 (b)		4,889,000	3,902,346
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 1 month U.S. LIBOR + 2.489% 4.0485% 6/15/31 (b)(c)(f)		2,069,872	1,969,361
Class YTC3, 1 month U.S. LIBOR + 2.489% 4.0485% 6/15/31 (b)(c)(f)		744,166	702,262
Series 2014-FL1, 1 month U.S. LIBOR + 2.489% 4.0485% 6/15/31 (b)(c)(f)		2,069,872	1,981,542
CGBAM Commercial Mortgage Trust Series 2015-SMRT:
Class E, 3.7859% 4/10/28 (b)(c)		683,000	680,080
Class F, 3.7859% 4/10/28 (b)(c)		3,987,000	3,930,661
CGDB Commercial Mortgage Trust:
1 month U.S. LIBOR + 2.500% 4.0595% 5/15/30 (b)(c)(f)		1,056,000	1,061,917
Series 2017-BIO Class F, 1 month U.S. LIBOR + 3.250% 4.8095% 5/15/30 (b)(c)(f)		543,000	542,292
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		238,235	242,356
Series 1998-2 Class J, 6.39% 11/18/30 (b)		1,274,969	1,253,107
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.5176% 5/10/35 (b)(c)		4,885,000	4,606,336
Series 2013-GC15 Class D, 5.0987% 9/10/46 (b)(c)		8,792,000	8,332,369
Series 2015-SHP2 Class E, 1 month U.S. LIBOR + 4.100% 5.9095% 7/15/27 (b)(c)(f)		3,568,000	3,585,974
Series 2016-C3 Class D, 3% 11/15/49 (b)		5,297,000	3,963,771
Series 2016-SMPL Class E, 4.509% 9/10/31 (b)		4,422,000	4,392,612
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 1 month U.S. LIBOR + 3.150% 4.7025% 8/13/27 (b)(c)(f)		3,339,000	3,379,936
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		5,250,000	3,930,167
Series 2012-CR1:
Class C, 5.3197% 5/15/45 (c)		2,060,000	2,139,899
Class D, 5.3197% 5/15/45 (b)(c)		6,994,000	6,756,135
Class G, 2.462% 5/15/45 (b)		966,000	585,948
Series 2012-CR5 Class D, 4.3253% 12/10/45 (b)(c)		1,550,000	1,464,178
Series 2012-LC4 Class D, 5.6047% 12/10/44 (b)(c)		7,914,000	7,057,001
Series 2013-CCRE6 Class E, 4.0668% 3/10/46 (b)(c)		189,000	150,173
Series 2013-CR10:
Class C, 4.7886% 8/10/46 (b)(c)		1,310,000	1,319,184
Class D, 4.7886% 8/10/46 (b)(c)		4,410,000	3,818,547
Series 2013-CR12 Class D, 5.0786% 10/10/46 (b)(c)		7,745,000	6,436,921
Series 2013-CR6 Class F, 4.0668% 3/10/46 (b)(c)		1,727,000	1,105,424
Series 2013-CR9 Class D, 4.2539% 7/10/45 (b)(c)		1,184,000	1,006,183
Series 2013-LC6 Class D, 4.3062% 1/10/46 (b)(c)		6,776,000	6,188,450
Series 2014-CR15 Class D, 4.769% 2/10/47 (b)(c)		1,273,000	1,156,529
Series 2014-CR17:
Class D, 4.7985% 5/10/47 (b)(c)		5,531,000	4,653,893
Class E, 4.7985% 5/10/47 (b)(c)		662,000	511,655
Series 2014-UBS2 Class D, 5.0145% 3/10/47 (b)(c)		4,146,000	3,605,651
Series 2015-3BP Class F, 3.2384% 2/10/35 (b)(c)		5,288,000	4,740,540
Series 2015-CR23 Class CME, 3.6845% 5/10/48 (b)(c)		1,991,000	1,943,667
Series 2016-CD1 Class D, 2.771% 8/10/49 (b)(c)		2,782,000	2,130,718
Series 2017-CD4 Class D, 3.3% 5/10/50 (b)		3,882,000	3,133,822
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (b)		1,376,000	1,110,157
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		251,500	252,256
Class H, 6% 11/17/32 (b)		3,529,863	3,540,521
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.0306% 11/10/49 (c)		1,500,000	1,461,509
Class D, 2.7806% 11/10/49 (c)		2,017,000	1,545,496
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class E, 4.832% 8/15/45 (b)(c)		6,370,000	6,106,982
Class F, 4.25% 8/15/45 (b)		7,900,000	6,364,257
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		1,868,000	1,187,952
Core Industrial Trust:
Series 2015-CALW Class G, 3.8504% 2/10/34 (b)(c)		3,107,000	2,986,241
Series 2015-TEXW Class F, 3.8487% 2/10/34 (b)(c)		2,080,000	2,007,714
Series 2015-WEST Class F, 4.2268% 2/10/37 (b)(c)		6,476,000	6,173,564
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class H, 6% 5/17/40 (b)		2,493,980	2,034,782
Series 1998-C2 Class G, 6.75% 11/15/30 (b)		325,426	326,130
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.47% 6/15/50 (b)		4,685,000	4,187,419
Series 2017-CX10 Class UESD, 4.2366% 11/15/27 (b)(c)		2,270,000	2,156,650
Series 2017-CX9 Class D, 4.161% 9/15/50 (b)		1,938,000	1,616,951
CSMC Trust:
floater Series 2015-DEAL:
Class D, 1 month U.S. LIBOR + 3.100% 4.688% 4/15/29 (b)(c)(f)		4,500,000	4,500,002
Class E, 1 month U.S. LIBOR + 4.000% 5.588% 4/15/29 (b)(c)(f)		3,542,000	3,541,996
Class F, 1 month U.S. LIBOR + 4.750% 6.338% 4/15/29 (b)(c)(f)		2,721,000	2,717,082
Series 2016-MFF Class F, 1 month U.S. LIBOR + 7.250% 8.8095% 11/15/33 (b)(c)(f)		4,003,000	4,041,344
Series 2017-MOON Class E, 3.1965% 7/10/34 (b)(c)		1,534,000	1,465,459
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 4.9345% 1/10/34 (b)(c)		5,120,000	4,525,946
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class E, 5.6978% 11/10/46 (b)(c)		8,929,000	9,237,002
Class F, 5.6978% 11/10/46 (b)(c)		7,806,000	7,528,840
Class G, 4.652% 11/10/46 (b)		9,378,000	8,246,394
Series 2011-LC3A Class D, 5.3405% 8/10/44 (b)(c)		4,111,000	4,236,984
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.4938% 9/10/49 (c)		2,200,000	2,067,228
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.9089% 1/25/43 (c)(d)		5,370,000	411,675
Series KAIV Class X2, 3.6147% 6/25/46 (c)(d)		2,780,000	287,918
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.2061% 9/25/45 (b)(c)		4,544,000	4,760,064
Series 2011-K10 Class B, 4.6216% 11/25/49 (b)(c)		2,500,000	2,581,151
Series 2011-K11 Class B, 4.4238% 12/25/48 (b)(c)		3,190,000	3,287,800
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.3822% 12/15/34 (b)(c)		6,500,000	6,423,312
Class FFX, 3.3822% 12/15/34 (b)(c)		4,816,000	4,734,890
Class GFX, 3.3822% 12/15/34 (b)(c)		9,159,000	8,977,176
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		942,297	903,377
Series 1997-C2:
Class G, 6.75% 4/15/29 (c)		146,387	146,396
Class H, 6.75% 4/15/29 (c)		6,130,384	4,819,417
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	7,145,453
GP Portfolio Trust Series 2014-GPP:
Class D, 1 month U.S. LIBOR + 3.000% 4.5595% 2/15/27 (b)(c)(f)		2,691,000	2,691,590
Class E, 1 month U.S. LIBOR + 4.100% 5.6595% 2/15/27 (b)(c)(f)		1,717,000	1,691,176
Grace Mortgage Trust Series 2014-GRCE Class F, 3.5901% 6/10/28 (b)(c)		3,991,000	3,915,766
GS Mortgage Securities Corp. II Series 2010-C1:
Class D, 6.051% 8/10/43 (b)(c)		2,450,000	2,488,658
Class F, 4% 8/10/43 (b)		1,431,000	1,025,790
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.1826% 12/10/43 (b)(c)		4,100,000	4,120,785
Series 2011-GC3 Class D, 5.6416% 3/10/44 (b)(c)		1,239,000	1,273,144
Series 2011-GC5:
Class C, 5.3983% 8/10/44 (b)(c)		5,010,000	5,246,863
Class D, 5.3983% 8/10/44 (b)(c)		7,012,000	6,748,463
Class E, 5.3983% 8/10/44 (b)(c)		2,919,000	2,364,854
Class F, 4.5% 8/10/44 (b)		5,172,000	2,641,951
Series 2012-GC6:
Class D, 5.6521% 1/10/45 (b)(c)		3,529,000	3,348,839
Class E, 5% 1/10/45 (b)(c)		1,822,000	1,552,773
Series 2012-GC6I Class F, 5% 1/10/45 (c)		1,810,000	1,210,485
Series 2012-GCJ7:
Class C, 5.6977% 5/10/45 (c)		5,830,000	6,028,384
Class D, 5.6977% 5/10/45 (b)(c)		10,512,500	10,127,160
Class E, 5% 5/10/45 (b)		6,263,000	5,081,944
Class F, 5% 5/10/45 (b)		8,442,000	4,655,332
Series 2012-GCJ9 Class D, 4.7489% 11/10/45 (b)(c)		5,088,000	4,858,860
Series 2013-GC12 Class D, 4.4423% 6/10/46 (b)(c)		1,043,000	889,650
Series 2013-GC13 Class D, 4.0897% 7/10/46 (b)(c)		6,567,000	5,998,622
Series 2013-GC16:
Class D, 5.3272% 11/10/46 (b)(c)		4,709,000	4,427,138
Class F, 3.5% 11/10/46 (b)		3,037,000	2,151,528
Series 2016-GS2 Class C, 4.5293% 5/10/49 (c)		2,959,000	3,040,529
Series 2016-GS3 Class D, 2.728% 10/10/49 (b)		7,306,000	5,610,061
Series 2016-REMZ Class MZB, 7.727% 2/10/21 (b)		4,683,000	4,590,464
Series 2016-RENT:
Class E, 4.0667% 2/10/29 (b)(c)		4,522,000	4,465,749
Class F, 4.0667% 2/10/29 (b)(c)		6,374,000	5,903,369
Series 2017-GS6 Class D, 3.331% 5/10/50 (b)		4,414,000	3,444,627
Hilton U.S.A. Trust:
Series 2016-HHV Class F, 4.1935% 11/5/38 (b)(c)		6,663,000	5,792,606
Series 2016-SFP Class F, 6.0801% 11/5/35 (b)		5,036,000	5,028,675
IMT Trust Series 2017-APTS:
Class EFL, 1 month U.S. LIBOR + 2.150% 3.7095% 6/15/34 (b)(c)(f)		2,264,000	2,267,557
Class FFL, 1 month U.S. LIBOR + 2.850% 4.4095% 6/15/34 (b)(c)(f)		929,000	930,967
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.5589% 9/15/47 (b)(c)		2,472,000	1,997,270
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (b)		725,000	611,640
Series 2014-C26 Class D, 3.924% 1/15/48 (b)(c)		2,796,000	2,376,839
Series 2015-C32 Class C, 4.6675% 11/15/48 (c)		8,179,000	8,132,455
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.4619% 12/15/49 (b)		2,903,000	2,349,709
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4 Class D, 3.0954% 12/15/49 (b)(c)		4,642,000	3,656,424
Series 2017-C7 Class D, 3% 10/15/50 (b)		2,177,000	1,706,320
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2003-C1 Class F, 5.4825% 1/12/37 (b)(c)		586,433	604,825
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		2,260,000	2,433,559
Class D, 7.4453% 12/5/27 (b)(c)		10,670,000	11,466,871
Series 2010-CNTR Class D, 6.1838% 8/5/32 (b)(c)		4,170,000	4,400,637
Series 2012-CBX:
Class D, 5.2137% 6/16/45 (b)(c)		4,050,000	4,048,354
Class E, 5.2137% 6/15/45 (b)(c)		3,618,000	3,537,246
Class F, 4% 6/15/45 (b)		4,494,000	3,597,651
Class G 4% 6/15/45 (b)		4,957,000	2,758,395
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		1,215,000	1,236,659
Series 2005-LDP2:
Class E, 4.981% 7/15/42 (c)		273,120	277,079
Class F, 5.01% 7/15/42 (c)		811,000	804,782
Series 2011-C3:
Class E, 5.6301% 2/15/46 (b)(c)		2,903,000	2,862,531
Class H, 4.409% 2/15/46 (b)(c)		3,147,000	2,307,878
Series 2011-C4:
Class E, 5.5344% 7/15/46 (b)(c)		6,160,000	6,210,907
Class F, 3.873% 7/15/46 (b)		555,000	509,571
Class H, 3.873% 7/15/46 (b)		3,221,000	2,310,527
Class NR, 3.873% 7/15/46 (b)		1,588,500	1,004,730
Class TAC1, 7.99% 7/15/46 (b)		3,005,358	2,995,912
Class TAC2, 7.99% 7/15/46 (b)		3,196,000	3,181,195
Series 2011-C5:
Class C, 5.4078% 8/15/46 (b)(c)		3,424,234	3,546,955
Class D, 5.4078% 8/15/46 (b)(c)		2,000,000	1,965,729
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		201,000	198,232
Class D, 4.1949% 4/15/46 (c)		4,395,000	4,032,358
Class E, 3.25% 4/15/46 (b)(c)		104,000	76,554
Class F, 3.25% 4/15/46 (b)(c)		7,077,000	4,091,570
Series 2014-DSTY:
Class D, 3.8046% 6/10/27 (b)(c)		3,858,000	3,653,548
Class E, 3.8046% 6/10/27 (b)(c)		4,173,000	3,890,937
Series 2015-UES Class F, 3.621% 9/5/32 (b)(c)		5,061,000	4,919,909
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		134,344	121,713
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 3.8979% 5/15/31 (b)(c)		5,117,000	4,904,406
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (b)		718,054	761,247
Liberty Street Trust Series 2016-225L:
Class D, 4.6485% 2/10/36 (b)(c)		2,459,000	2,534,838
Class E, 4.6485% 2/10/36 (b)(c)		2,478,000	2,386,198
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.1239% 1/20/41 (b)(c)		1,228,000	1,222,001
Class E, 5.1239% 1/20/41 (b)(c)		1,913,000	1,767,249
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (b)(c)		1,393,000	1,388,699
Class M, 5.45% 5/28/40 (b)(c)		1,533,000	1,513,563
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.677% 5/12/39 (c)		1,306,129	1,316,147
Mezz Capital Commercial Mortgage Trust Series 2004-C2 Class D, 7.347% 10/15/40 (b)(e)		688,860	6,188
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		2,000,000	1,908,771
Series 2012-C5 Class E, 4.6873% 8/15/45 (b)(c)		1,067,000	1,043,744
Series 2012-C6 Class D, 4.5751% 11/15/45 (b)(c)		4,361,000	4,353,622
Series 2013-C12 Class D, 4.7636% 10/15/46 (b)(c)		4,798,000	4,503,161
Series 2013-C13:
Class D, 4.8893% 11/15/46 (b)(c)		5,079,000	4,719,864
Class E, 4.8893% 11/15/46 (b)(c)		2,000,000	1,572,375
Series 2013-C7:
Class D, 4.2502% 2/15/46 (b)(c)		5,751,000	5,197,494
Class E, 4.2502% 2/15/46 (b)(c)		1,580,000	1,216,513
Series 2013-C8 Class D, 4.0593% 12/15/48 (b)(c)		2,260,000	2,035,397
Series 2013-C9:
Class C, 4.0468% 5/15/46 (c)		3,784,000	3,708,113
Class D, 4.1348% 5/15/46 (b)(c)		5,331,000	4,846,929
Series 2016-C30:
Class C, 4.1312% 9/15/49 (c)		1,722,000	1,681,881
Class D, 3% 9/15/49 (b)		1,879,000	1,406,099
Series 2016-C31 Class D, 3% 11/15/49 (b)(c)		2,945,000	2,190,360
Series 2016-C32:
Class C, 4.296% 12/15/49		2,000,000	1,982,990
Class D, 3.396% 12/15/49 (b)		3,703,000	2,732,611
Series 2017-C33 Class D, 3.25% 5/15/50 (b)		3,520,000	2,818,105
Morgan Stanley Capital I Trust:
sequential payer Series 2012-C4 Class E, 5.4205% 3/15/45 (b)(c)		5,018,000	4,192,741
Series 1997-RR Class F, 7.51% 4/30/39 (b)(c)		132,999	132,733
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		595,150	576,106
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		402,379	401,305
Class O, 5.91% 11/15/31 (b)		1,197,180	1,154,706
Series 2004-IQ7 Class G, 5.2297% 6/15/38 (b)(c)		661,371	661,930
Series 2011-C1:
Class D, 5.4264% 9/15/47 (b)(c)		10,522,000	10,964,139
Class E, 5.4264% 9/15/47 (b)(c)		1,500,000	1,559,565
Series 2011-C2:
Class D, 5.4831% 6/15/44 (b)(c)		6,316,000	6,221,687
Class E, 5.4831% 6/15/44 (b)(c)		4,900,000	4,604,269
Class F, 5.4831% 6/15/44 (b)(c)		3,620,000	3,058,677
Series 2011-C3:
Class C, 5.1549% 7/15/49 (b)(c)		1,920,000	2,004,126
Class D, 5.1549% 7/15/49 (b)(c)		7,530,000	7,784,332
Class E, 5.1549% 7/15/49 (b)(c)		3,134,000	3,021,866
Class F, 5.1549% 7/15/49 (b)(c)		696,000	639,374
Class G, 5.1549% 7/15/49 (b)(c)		4,040,000	3,358,065
Series 2012-C4:
Class D, 5.4205% 3/15/45 (b)(c)		1,950,000	1,852,316
Class F, 3.07% 3/15/45 (b)		1,500,000	842,627
Series 2014-150E:
Class C, 4.295% 9/9/32 (b)(c)		2,867,000	2,934,497
Class F, 4.295% 9/9/32 (b)(c)		2,900,000	2,781,217
Series 2014-CPT Class F, 3.4455% 7/13/29 (b)(c)		4,412,000	4,317,765
Series 2015-MS1:
Class C, 4.0301% 5/15/48 (c)		3,074,000	2,968,078
Class D, 4.0301% 5/15/48 (b)(c)		5,162,000	4,364,730
Series 2015-UBS8 Class D, 3.18% 12/15/48 (b)		3,409,000	2,853,746
Series 2016-BNK2 Class C, 3% 11/15/49 (b)		5,410,000	4,219,144
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.1595% 11/15/34 (b)(c)(f)		1,100,000	1,103,792
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.5867% 7/15/33 (b)(c)		685,532	731,184
Motel 6 Trust floater:
Series 2017-M6MZ, Class M, 1 month U.S. LIBOR + 6.927% 8.486% 8/15/19 (b)(c)(f)		1,662,501	1,672,792
Series 2017-MTL6, Class F, 1 month U.S. LIBOR + 4.250% 5.8095% 8/15/34 (b)(c)(f)		13,320,865	13,408,145
MSCG Trust Series 2016-SNR:
Class D, 6.55% 11/15/34 (b)		8,809,000	8,793,597
Class E, 6.8087% 11/15/34 (b)		2,439,000	2,315,333
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 4.851% 9/5/47 (b)(c)		1,217,000	1,117,199
NationsLink Funding Corp. Series 1999-LTL1 Class D, 6.45% 1/22/26 (b)		1,171,159	1,197,737
Natixis Commercial Mortgage Securities Trust:
Series 2018-285M Class F, 3.7904% 11/15/32 (b)(c)		1,092,000	1,014,461
Series 2018-TECH:
Class E, 1 month U.S. LIBOR + 2.250% 3.8095% 11/15/34 (b)(c)(f)		638,000	638,790
Class F, 4.5595% 11/15/34 (b)		115,000	115,214
Class G, 1 month U.S. LIBOR + 4.000% 5.5595% 11/15/34 (b)(c)(f)		572,000	570,614
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		2,576,637	3,148,651
Real Estate Asset Liquidity Trust Series 2006-2:
Class J, 4.456% 9/12/38 (b)	CAD	226,950	175,991
Class K, 4.456% 9/12/38 (b)	CAD	195,000	151,336
Class L, 4.456% 9/12/38 (b)	CAD	281,000	217,729
Class M, 4.456% 9/12/38 (b)	CAD	1,134,647	863,029
SCG Trust Series 2013-SRP1 Class D, 1 month U.S. LIBOR + 3.344% 5.1532% 11/15/26 (b)(c)(f)		1,047,000	1,024,294
Starwood Retail Property Trust Series 2014-STAR Class D, 1 month U.S. LIBOR + 3.250% 4.8095% 11/15/27 (b)(c)(f)		2,477,000	2,390,330
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.4762% 8/15/39 (c)		394,665	395,541
Series 2007-C4 Class F, 5.4762% 8/15/39 (c)		5,345,000	4,936,587
TPG Real Estate Finance floater Series 2018-FL1 Class D, 1 month U.S. LIBOR + 2.700% 4.261% 4/15/35 (b)(c)(f)		1,120,000	1,124,928
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.5444% 5/10/45 (b)(c)		5,491,000	5,426,357
Class E, 5% 5/10/45 (b)(c)		2,294,000	1,935,642
Class F, 5% 5/10/45 (b)(c)		2,982,000	2,031,821
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.238% 6/10/30 (b)(c)		1,550,000	1,499,041
Series 2012-WRM Class C, 4.238% 6/10/30 (b)(c)		1,000,000	969,708
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.5836% 11/15/43 (b)(c)(d)		25,713,906	367,976
Series 2012-LC5:
Class D, 4.7646% 10/15/45 (b)(c)		7,342,000	6,581,798
Class E, 4.7646% 10/15/45 (b)(c)		1,261,000	1,011,627
Series 2013-LC12 Class C, 4.2908% 7/15/46 (c)		3,238,000	3,194,816
Series 2015-NXS4 Class E, 3.6003% 12/15/48 (b)(c)		2,457,000	1,931,245
Series 2016-BNK1 Class D, 3% 8/15/49 (b)		1,832,000	1,461,444
Series 2016-C35 Class D, 3.142% 7/15/48 (b)		6,557,000	4,804,065
Series 2016-LC25 Class C, 4.4362% 12/15/59 (c)		2,200,000	2,103,388
Series 2016-NXS6 Class D, 3.059% 11/15/49 (b)		5,102,000	3,664,505
Series 2017-C38 Class D, 3% 7/15/50 (b)(c)		5,529,000	4,263,971
Series 2017-RB1 Class D, 3.401% 3/15/50 (b)		2,189,000	1,759,107
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		1,502,600	1,008,079
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		2,240,000	2,314,529
Class D, 5.6398% 3/15/44 (b)(c)		3,984,000	3,475,719
Class E, 5% 3/15/44 (b)		1,510,000	1,217,745
Class F, 5% 3/15/44 (b)		2,907,350	1,678,581
Series 2011-C4:
Class D, 5.2468% 6/15/44 (b)(c)		1,940,000	1,881,994
Class E, 5.2468% 6/15/44 (b)(c)		1,529,000	1,339,246
Series 2011-C5:
Class C, 5.6706% 11/15/44 (b)(c)		1,670,000	1,780,163
Class D, 5.6706% 11/15/44 (b)(c)		3,575,000	3,628,683
Class E, 5.6706% 11/15/44 (b)(c)		4,450,655	4,460,081
Class F, 5.25% 11/15/44 (b)(c)		4,587,000	3,964,762
Class G, 5.25% 11/15/44 (b)(c)		1,507,150	1,221,645
Series 2012-C10:
Class E, 4.4474% 12/15/45 (b)(c)		5,765,000	4,335,818
Class F, 4.4474% 12/15/45 (b)(c)		7,537,000	4,173,290
Series 2012-C6 Class D, 5.5799% 4/15/45 (b)(c)		3,250,000	3,160,548
Series 2012-C7:
Class C, 4.8252% 6/15/45 (c)		3,793,000	3,830,882
Class E, 4.8252% 6/15/45 (b)(c)		4,374,000	3,539,358
Class F, 4.5% 6/15/45 (b)		1,765,000	1,173,199
Class G, 4.5% 6/15/45 (b)		5,063,750	2,989,849
Series 2012-C8:
Class D, 4.8934% 8/15/45 (b)(c)		1,000,000	973,809
Class E, 4.8934% 8/15/45 (b)(c)		1,400,000	1,333,425
Series 2013-C11:
Class D, 4.2718% 3/15/45 (b)(c)		2,240,000	2,094,675
Class E, 4.2718% 3/15/45 (b)(c)		6,000,000	4,643,551
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		1,800,000	1,643,516
Series 2013-C16 Class D, 5.0284% 9/15/46 (b)(c)		801,000	752,354
Series 2013-UBS1 Class D, 4.6234% 3/15/46 (b)(c)		3,168,000	2,910,229
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 1 month U.S. LIBOR + 3.721% 5.2798% 11/15/29 (b)(c)(f)		4,379,481	4,384,995
Class G, 1 month U.S. LIBOR + 3.001% 4.5795% 11/15/29 (b)(c)(f)		1,867,968	1,843,588
Worldwide Plaza Trust Series 2017-WWP Class F, 3.5955% 11/10/36 (b)(c)		3,195,000	2,724,977
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.516% 6/5/35 (b)(c)		1,966,000	1,509,797
Class PR2, 3.516% 6/5/35 (b)(c)		5,227,000	3,725,011
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $852,952,634)			847,909,049
		Shares	Value

Common Stocks - 0.5%
Homebuilders/Real Estate - 0.5%
Spirit Realty Capital, Inc.		350,000	2,730,000
Store Capital Corp.		100,000	2,384,000
TOTAL COMMON STOCKS
(Cost $5,033,413)			5,114,000

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.4%
Alexandria Real Estate Equities, Inc. Series D, 7.00% (h)		64,000	2,302,586
RLJ Lodging Trust Series A, 1.95%		84,700	2,200,506
			4,503,092
Nonconvertible Preferred Stocks - 1.9%
Diversified Financial Services - 0.2%
American Homes 4 Rent Series D, 6.50%		103,400	2,644,972
Homebuilders/Real Estate - 1.7%
Annaly Capital Management, Inc. Series C, 7.625%		28,000	708,680
Cedar Realty Trust, Inc.:
Series B, 7.25%		5,408	131,739
Series C, 6.50%		95,600	2,079,300
CYS Investments, Inc. Series B, 7.50%		80,500	1,938,440
DDR Corp. Series K, 6.25%		90,662	2,066,187
MFA Financial, Inc. Series B, 7.50%		96,700	2,465,850
National Storage Affiliates Trust Series A, 6.00%		45,600	1,124,004
Public Storage Series F, 5.15%		147,400	3,537,600
Rexford Industrial Realty, Inc. Series B, 5.875%		109,800	2,568,222
Taubman Centers, Inc. Series J, 6.50%		66,277	1,640,356
			18,260,378

TOTAL NONCONVERTIBLE PREFERRED STOCKS			20,905,350

TOTAL PREFERRED STOCKS
(Cost $25,243,197)			25,408,442
		Principal Amount	Value

Bank Loan Obligations - 4.4%
Air Transportation - 0.2%
Hanjin International Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2341% 10/18/20 (c)(f)		2,545,000	2,552,966
Diversified Financial Services - 0.4%
Extell Boston 5.154% 8/31/21 (c)		4,265,650	4,265,650
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.6746% 12/21/22 (c)(f)		4,192,547	4,137,289
Homebuilders/Real Estate - 1.9%
Capital Automotive LP:
Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 7.65% 3/24/25 (c)(f)		3,643,825	3,701,507
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.15% 3/24/24 (c)(f)		668,287	671,214
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.1598% 11/4/21 (c)(f)		2,382,242	2,377,287
Invitation Homes Operating Par Tranche B, term loan 3 month U.S. LIBOR + 1.700% 3.2881% 2/6/22 (c)(e)(f)		5,000,000	4,875,000
iStar Financial, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 4.5863% 10/1/21 (c)(f)		3,877,985	3,907,070
Realogy Group LLC Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.8293% 2/8/25 (c)(f)		115,000	115,534
Simply Storage Management LLC 8.2375% 9/6/21 (c)(e)		5,530,000	5,530,000

TOTAL HOMEBUILDERS/REAL ESTATE			21,177,612

Hotels - 1.3%
ESH Hospitality, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3.898% 8/30/23 (c)(f)		2,029,587	2,039,268
Hilton Worldwide Finance LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.000% 3.6207% 10/25/23 (c)(f)		4,832,777	4,858,439
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3 month U.S. LIBOR + 2.750% 4.4702% 4/14/21 (c)(f)		5,814,757	5,840,225
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.9997% 4/27/24 (c)(f)		1,140,696	1,147,347
Ryman Hospitality Properties, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.07% 5/11/24 (c)(f)		1,176,113	1,181,264

TOTAL HOTELS			15,066,543

Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.2342% 6/23/23 (c)(f)		2,276,313	2,176,405
TOTAL BANK LOAN OBLIGATIONS
(Cost $49,225,283)			49,376,465

Preferred Securities - 0.1%
Homebuilders/Real Estate - 0.1%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)(e)		3,000,000	722,400
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38(b)(e)		3,100,000	310
TOTAL PREFERRED SECURITIES
(Cost $6,004,704)			722,710
		Shares	Value

Money Market Funds - 7.1%
Fidelity Cash Central Fund, 1.41% (i)
(Cost $79,443,541)		79,426,500	79,442,385
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,126,916,467)			1,110,272,362
NET OTHER ASSETS (LIABILITIES) - 0.2%			1,891,303
NET ASSETS - 100%			$1,112,163,665

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $838,747,240 or 75.4% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Level 3 security

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $44,990 or 0.0% of net assets.

 (h) Non-income producing

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.5356% 6/25/43	9/29/03	$70,495
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.5356% 6/25/43	9/29/03	$969

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$203,898
Total	$203,898

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$5,112,970	$5,112,970	$--	$--
Real Estate	25,409,472	20,906,380	4,503,092	--
Corporate Bonds	48,618,272	--	48,618,272	--
Asset-Backed Securities	42,030,730	--	41,551,605	479,125
Collateralized Mortgage Obligations	11,650,309	--	11,594,540	55,769
Commercial Mortgage Securities	847,909,049	--	847,902,861	6,188
Bank Loan Obligations	49,376,465	--	38,971,465	10,405,000
Preferred Securities	722,710	--	--	722,710
Money Market Funds	79,442,385	79,442,385	--	--
Total Investments in Securities:	$1,110,272,362	$105,461,735	$993,141,835	$11,668,792

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Other Investments in Securities
Beginning Balance	$15,049,903
Net Realized Gain (Loss) on Investment Securities	8,047
Net Unrealized Gain (Loss) on Investment Securities	706,759
Cost of Purchases	119,461
Proceeds of Sales	(9,420)
Amortization/Accretion	(152,434)
Transfers into Level 3	--
Transfers out of Level 3	(4,053,524)
Ending Balance	$11,668,792
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$707,429

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker, and the values reflected may differ from the amount that would be realized if the securities were sold.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Dividend Growth Fund

February 28, 2018

ADGF-QTLY-0418
1.797922.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.7%
Auto Components - 2.3%
Adient PLC	7,600	$472
Aptiv PLC	44,800	4,092
BorgWarner, Inc.	34,100	1,674
Cooper Tire & Rubber Co.	33,200	1,041
Delphi Technologies PLC	16,900	807
Gentex Corp.	301,900	6,856
Lear Corp.	26,700	4,981
Tenneco, Inc.	40,700	2,139
The Goodyear Tire & Rubber Co.	102,800	2,975
		25,037
Automobiles - 0.7%
General Motors Co.	124,400	4,895
Thor Industries, Inc.	20,200	2,606
		7,501
Distributors - 0.4%
Genuine Parts Co.	45,700	4,197
Diversified Consumer Services - 1.1%
Graham Holdings Co.	8,800	5,105
H&R Block, Inc.	285,900	7,242
		12,347
Household Durables - 1.0%
Lennar Corp.:
Class A	104,000	5,884
Class B	1,908	87
Tupperware Brands Corp.	91,100	4,468
		10,439
Leisure Products - 0.3%
Brunswick Corp.	51,700	2,957
Media - 8.3%
CBS Corp. Class B	61,600	3,263
Cinemark Holdings, Inc.	181,200	7,712
Comcast Corp. Class A	601,450	21,779
Entercom Communications Corp. Class A	222,800	2,206
Interpublic Group of Companies, Inc.	285,300	6,676
Omnicom Group, Inc.	81,100	6,182
Sinclair Broadcast Group, Inc. Class A	80,500	2,721
Tegna, Inc.	283,000	3,639
The Walt Disney Co.	135,700	13,999
Time Warner, Inc.	55,000	5,113
Twenty-First Century Fox, Inc. Class A	279,400	10,288
Viacom, Inc. Class B (non-vtg.)	130,300	4,344
		87,922
Multiline Retail - 1.5%
Dollar General Corp.	64,400	6,092
Macy's, Inc.	71,300	2,097
Target Corp.	103,400	7,797
		15,986
Specialty Retail - 4.7%
American Eagle Outfitters, Inc.	39,300	757
Bed Bath & Beyond, Inc.	98,400	2,110
Best Buy Co., Inc.	69,200	5,013
Dick's Sporting Goods, Inc.	71,200	2,280
Foot Locker, Inc.	70,991	3,259
Gap, Inc.	134,700	4,254
L Brands, Inc.	67,300	3,320
Lowe's Companies, Inc.	90,400	8,099
Ross Stores, Inc.	79,600	6,216
TJX Companies, Inc.	106,300	8,789
Tractor Supply Co.	25,600	1,662
Williams-Sonoma, Inc. (a)	73,800	3,820
		49,579
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc.	40,400	4,714
Hanesbrands, Inc. (a)	37,600	729
Ralph Lauren Corp.	41,500	4,392
Tapestry, Inc.	91,900	4,679
		14,514

TOTAL CONSUMER DISCRETIONARY		230,479

CONSUMER STAPLES - 9.5%
Beverages - 0.2%
Dr. Pepper Snapple Group, Inc.	19,111	2,222
Food & Staples Retailing - 3.2%
CVS Health Corp.	152,600	10,336
Kroger Co.	222,520	6,035
Walgreens Boots Alliance, Inc.	98,300	6,772
Walmart, Inc.	120,500	10,846
		33,989
Food Products - 2.6%
Campbell Soup Co.	118,200	5,089
ConAgra Foods, Inc.	207,300	7,490
General Mills, Inc.	72,400	3,660
Ingredion, Inc.	24,900	3,253
The J.M. Smucker Co.	33,000	4,168
Tyson Foods, Inc. Class A	53,700	3,994
		27,654
Household Products - 1.2%
Energizer Holdings, Inc.	78,700	4,288
Kimberly-Clark Corp.	73,000	8,097
		12,385
Tobacco - 2.3%
Altria Group, Inc.	296,000	18,633
British American Tobacco PLC (United Kingdom)	90,911	5,366
		23,999

TOTAL CONSUMER STAPLES		100,249

ENERGY - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Chevron Corp.	209,390	23,435
ConocoPhillips Co.	95,800	5,203
Exxon Mobil Corp.	345,322	26,155
Phillips 66 Co.	61,000	5,513
Suncor Energy, Inc.	162,380	5,345
Total SA sponsored ADR (a)	92,443	5,241
Valero Energy Corp.	53,700	4,856
		75,748
FINANCIALS - 16.4%
Banks - 10.0%
Bank of America Corp.	962,003	30,880
JPMorgan Chase& Co.	277,393	32,039
U.S. Bancorp	275,817	14,993
Wells Fargo & Co.	491,390	28,702
		106,614
Capital Markets - 0.2%
Diamond Hill Investment Group, Inc.	8,400	1,722
Consumer Finance - 0.0%
Imperial Holdings, Inc. warrants 4/11/19 (b)	4,481	0
Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B (b)	72,100	14,939
Insurance - 4.8%
Allstate Corp.	69,400	6,403
Chubb Ltd.	91,200	12,943
Marsh & McLennan Companies, Inc.	53,900	4,475
MetLife, Inc.	204,900	9,464
The Travelers Companies, Inc.	123,000	17,097
Torchmark Corp.	6,000	512
		50,894

TOTAL FINANCIALS		174,169

HEALTH CARE - 11.2%
Biotechnology - 2.5%
Amgen, Inc.	102,937	18,917
Gilead Sciences, Inc.	102,600	8,078
		26,995
Health Care Equipment & Supplies - 0.2%
Medtronic PLC	20,902	1,670
Health Care Providers & Services - 5.4%
AmerisourceBergen Corp.	63,100	6,005
Anthem, Inc.	59,400	13,982
Cardinal Health, Inc.	114,900	7,952
Cigna Corp.	36,000	7,052
McKesson Corp.	34,100	5,089
Patterson Companies, Inc.	16,900	534
Quest Diagnostics, Inc.	57,200	5,894
UnitedHealth Group, Inc.	32,000	7,237
Universal Health Services, Inc. Class B	34,300	3,917
		57,662
Pharmaceuticals - 3.1%
GlaxoSmithKline PLC	284,561	5,103
Johnson & Johnson	78,202	10,157
Pfizer, Inc.	361,400	13,122
Sanofi SA	51,910	4,098
		32,480

TOTAL HEALTH CARE		118,807

INDUSTRIALS - 12.7%
Aerospace & Defense - 2.0%
General Dynamics Corp.	32,000	7,118
Rockwell Collins, Inc.	19,000	2,617
United Technologies Corp.	87,300	11,763
		21,498
Air Freight & Logistics - 1.3%
C.H. Robinson Worldwide, Inc.	24,300	2,269
United Parcel Service, Inc. Class B	111,400	11,631
		13,900
Airlines - 1.9%
Allegiant Travel Co.	12,900	2,145
American Airlines Group, Inc.	105,700	5,734
Delta Air Lines, Inc.	147,400	7,945
Southwest Airlines Co.	82,200	4,754
		20,578
Building Products - 0.3%
Johnson Controls International PLC	80,500	2,968
Commercial Services & Supplies - 0.7%
Deluxe Corp.	95,300	6,766
Pitney Bowes, Inc.	25,600	317
		7,083
Construction & Engineering - 0.2%
Fluor Corp.	32,100	1,826
Electrical Equipment - 0.4%
Acuity Brands, Inc.	31,600	4,506
Industrial Conglomerates - 0.7%
Honeywell International, Inc.	46,700	7,057
Machinery - 1.4%
Allison Transmission Holdings, Inc.	54,943	2,177
Crane Co.	59,500	5,492
Cummins, Inc.	2,500	420
PACCAR, Inc.	7,500	537
Snap-On, Inc.	37,500	5,971
		14,597
Professional Services - 0.9%
Dun & Bradstreet Corp.	45,200	5,652
Korn/Ferry International	18,400	771
Manpower, Inc.	31,400	3,720
		10,143
Road & Rail - 2.6%
Norfolk Southern Corp.	67,000	9,318
Union Pacific Corp.	143,600	18,704
		28,022
Trading Companies & Distributors - 0.3%
W.W. Grainger, Inc.	10,500	2,746

TOTAL INDUSTRIALS		134,924

INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.4%
Cisco Systems, Inc.	421,479	18,874
InterDigital, Inc.	8,200	589
Juniper Networks, Inc.	248,500	6,377
		25,840
Electronic Equipment & Components - 0.2%
Avnet, Inc.	31,300	1,337
Jabil, Inc.	12,000	325
		1,662
IT Services - 1.5%
Accenture PLC Class A	18,800	3,027
CSRA, Inc.	187,500	7,599
Leidos Holdings, Inc.	56,400	3,571
The Western Union Co.	85,300	1,691
		15,888
Semiconductors & Semiconductor Equipment - 2.4%
Cirrus Logic, Inc. (b)	24,700	1,094
Intel Corp.	305,700	15,068
KLA-Tencor Corp.	5,900	669
Qualcomm, Inc.	131,178	8,527
		25,358
Software - 2.9%
CA Technologies, Inc.	197,800	6,943
Microsoft Corp.	105,463	9,889
Oracle Corp.	284,600	14,421
		31,253
Technology Hardware, Storage & Peripherals - 5.6%
Apple, Inc.	195,524	34,823
Hewlett Packard Enterprise Co.	383,600	7,131
HP, Inc.	308,000	7,204
NetApp, Inc.	20,200	1,223
Seagate Technology LLC	83,900	4,480
Xerox Corp.	135,700	4,114
		58,975

TOTAL INFORMATION TECHNOLOGY		158,976

MATERIALS - 2.7%
Chemicals - 1.6%
Huntsman Corp.	26,400	852
LyondellBasell Industries NV Class A	94,900	10,270
Monsanto Co.	35,100	4,330
The Chemours Co. LLC	34,500	1,639
		17,091
Metals & Mining - 1.1%
Nucor Corp.	90,100	5,893
Steel Dynamics, Inc.	132,400	6,124
		12,017

TOTAL MATERIALS		29,108

TELECOMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	56,800	2,062
Verizon Communications, Inc.	445,100	21,249
		23,311
UTILITIES - 0.8%
Electric Utilities - 0.5%
Southern Co.	119,500	5,146
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.	258,800	2,813

TOTAL UTILITIES		7,959

TOTAL COMMON STOCKS
(Cost $890,436)		1,053,730

Money Market Funds - 0.8%
Fidelity Cash Central Fund, 1.41% (c)	5,004,092	5,005
Fidelity Securities Lending Cash Central Fund 1.42% (c)(d)	3,949,044	3,949
TOTAL MONEY MARKET FUNDS
(Cost $8,953)		8,954
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $899,389)		1,062,684
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,178)
NET ASSETS - 100%		$1,061,506

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$186
Fidelity Securities Lending Cash Central Fund	5
Total	$191

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$230,479	$230,479	$--	$--
Consumer Staples	100,249	94,883	5,366	--
Energy	75,748	75,748	--	--
Financials	174,169	174,169	--	--
Health Care	118,807	109,606	9,201	--
Industrials	134,924	134,924	--	--
Information Technology	158,976	158,976	--	--
Materials	29,108	29,108	--	--
Telecommunication Services	23,311	23,311	--	--
Utilities	7,959	7,959	--	--
Money Market Funds	8,954	8,954	--	--
Total Investments in Securities:	$1,062,684	$1,048,117	$14,567	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Small Cap Fund

February 28, 2018

AXS5-QTLY-0418
1.967946.104

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.7%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 2.2%
Dorman Products, Inc. (a)	116,000	$8,004,000
Standard Motor Products, Inc.	52,075	2,429,820
		10,433,820
Diversified Consumer Services - 0.8%
Grand Canyon Education, Inc. (a)	40,200	3,945,630
Hotels, Restaurants & Leisure - 4.2%
Hilton Grand Vacations, Inc. (a)	204,356	8,820,005
Marriott Vacations Worldwide Corp.	76,700	10,776,350
		19,596,355
Household Durables - 1.9%
NVR, Inc. (a)	700	1,990,219
TopBuild Corp. (a)	97,400	6,782,936
		8,773,155
Leisure Products - 1.7%
Polaris Industries, Inc.	71,300	8,127,487
Multiline Retail - 0.3%
Big Lots, Inc.	27,658	1,554,380
Specialty Retail - 0.7%
Sally Beauty Holdings, Inc. (a)	31,600	532,144
Signet Jewelers Ltd.	52,500	2,639,700
		3,171,844
Textiles, Apparel & Luxury Goods - 1.1%
G-III Apparel Group Ltd. (a)	141,800	5,233,838

TOTAL CONSUMER DISCRETIONARY		60,836,509

CONSUMER STAPLES - 5.9%
Food & Staples Retailing - 1.1%
Sundrug Co. Ltd.	57,000	2,628,266
Tsuruha Holdings, Inc.	19,600	2,837,894
		5,466,160
Food Products - 4.0%
B&G Foods, Inc. Class A (b)	151,539	4,197,630
Nomad Foods Ltd. (a)	434,700	7,124,733
The Hain Celestial Group, Inc. (a)	213,500	7,425,530
		18,747,893
Household Products - 0.8%
Spectrum Brands Holdings, Inc.	36,400	3,593,044

TOTAL CONSUMER STAPLES		27,807,097

ENERGY - 2.4%
Energy Equipment & Services - 0.9%
Hess Midstream Partners LP	215,099	4,297,678
Oil, Gas & Consumable Fuels - 1.5%
Alliance Resource Partners LP	4,288	76,326
Noble Midstream Partners LP	111,200	5,359,840
Noble Midstream Partners LP (c)	34,123	1,644,729
		7,080,895

TOTAL ENERGY		11,378,573

FINANCIALS - 15.4%
Banks - 9.8%
Allegiance Bancshares, Inc. (a)	178,897	6,824,921
Bank of the Ozarks, Inc.	161,600	8,062,224
ConnectOne Bancorp, Inc.	248,776	7,164,749
German American Bancorp, Inc.	114,569	3,795,671
Great Western Bancorp, Inc.	91,716	3,750,267
Home Bancshares, Inc.	310,200	7,131,498
ServisFirst Bancshares, Inc.	98,000	3,935,680
Signature Bank (a)	36,200	5,292,078
		45,957,088
Capital Markets - 2.0%
LPL Financial	142,600	9,164,902
Insurance - 2.2%
Enstar Group Ltd. (a)	23,100	4,573,800
Hastings Group Holdings PLC (d)	1,203,907	5,147,027
James River Group Holdings Ltd.	25,900	847,189
		10,568,016
Thrifts & Mortgage Finance - 1.4%
Essent Group Ltd. (a)	145,400	6,556,086

TOTAL FINANCIALS		72,246,092

HEALTH CARE - 12.0%
Biotechnology - 1.2%
Bioverativ, Inc. (a)	54,000	5,652,720
Health Care Equipment & Supplies - 1.8%
LivaNova PLC (a)	92,400	8,291,976
Health Care Providers & Services - 5.9%
Addus HomeCare Corp. (a)	480	16,488
AMN Healthcare Services, Inc. (a)	115,474	6,426,128
HealthSouth Corp.	185,900	9,901,034
Owens & Minor, Inc.	324,800	5,329,968
Premier, Inc. (a)	185,582	6,152,043
		27,825,661
Life Sciences Tools & Services - 3.1%
Charles River Laboratories International, Inc. (a)	79,700	8,496,817
ICON PLC (a)	53,400	6,050,754
		14,547,571

TOTAL HEALTH CARE		56,317,928

INDUSTRIALS - 14.7%
Building Products - 1.6%
Apogee Enterprises, Inc.	87,600	3,779,064
GMS, Inc. (a)	117,100	3,625,416
		7,404,480
Commercial Services & Supplies - 0.5%
Coor Service Management Holding AB	263,300	2,165,466
Construction & Engineering - 1.4%
Argan, Inc.	88,900	3,551,555
EMCOR Group, Inc.	41,700	3,182,127
		6,733,682
Electrical Equipment - 1.8%
Generac Holdings, Inc. (a)	187,900	8,357,792
Machinery - 2.0%
AGCO Corp.	71,600	4,768,560
Hy-Lok Corp.	83,553	1,896,765
SPX Flow, Inc. (a)	60,053	2,928,184
		9,593,509
Professional Services - 3.5%
ICF International, Inc.	104,176	5,938,032
On Assignment, Inc. (a)	139,800	10,721,262
		16,659,294
Trading Companies & Distributors - 3.9%
MSC Industrial Direct Co., Inc. Class A	115,300	10,086,444
Univar, Inc. (a)	284,200	8,187,802
		18,274,246

TOTAL INDUSTRIALS		69,188,469

INFORMATION TECHNOLOGY - 19.6%
Electronic Equipment & Components - 5.7%
CDW Corp.	133,700	9,750,741
ePlus, Inc. (a)	65,613	5,022,675
SYNNEX Corp.	98,013	12,119,307
		26,892,723
Internet Software & Services - 4.9%
j2 Global, Inc.	124,400	9,208,088
Stamps.com, Inc. (a)	71,400	13,640,970
		22,849,058
IT Services - 7.1%
Booz Allen Hamilton Holding Corp. Class A	168,400	6,387,412
Conduent, Inc. (a)	791,800	14,965,020
Genpact Ltd.	214,000	6,713,180
Syntel, Inc. (a)	196,000	5,262,600
		33,328,212
Semiconductors & Semiconductor Equipment - 0.8%
Versum Materials, Inc.	96,700	3,579,834
Software - 0.4%
Zensar Technologies Ltd.	154,741	2,109,642
Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp. (a)	97,600	3,220,800

TOTAL INFORMATION TECHNOLOGY		91,980,269

MATERIALS - 2.9%
Chemicals - 1.1%
Valvoline, Inc.	238,000	5,452,580
Containers & Packaging - 1.2%
Berry Global Group, Inc. (a)	101,600	5,527,040
Paper & Forest Products - 0.6%
Neenah, Inc.	37,300	2,859,045

TOTAL MATERIALS		13,838,665

REAL ESTATE - 3.7%
Real Estate Management & Development - 3.7%
CBRE Group, Inc. (a)	177,300	8,288,775
Daito Trust Construction Co. Ltd.	25,800	4,272,742
Relo Holdings Corp.	168,900	4,734,736
		17,296,253
UTILITIES - 2.2%
Gas Utilities - 1.5%
Amerigas Partners LP	94,200	3,950,748
Star Gas Partners LP	342,578	3,185,975
		7,136,723
Multi-Utilities - 0.7%
Telecom Plus PLC	178,300	3,056,398

TOTAL UTILITIES		10,193,121

TOTAL COMMON STOCKS
(Cost $354,324,459)		431,082,976
	Principal Amount	Value

U.S. Treasury Obligations - 0.4%
U.S. Treasury Bills, yield at date of purchase 1.3% to 1.63% 3/15/18 to 5/31/18 (e)
(Cost $1,985,111)	1,990,000	1,984,895
	Shares	Value

Money Market Funds - 9.7%
Fidelity Cash Central Fund, 1.41% (f)	43,768,719	$43,777,473
Fidelity Securities Lending Cash Central Fund 1.42% (f)(g)	1,640,893	1,641,057
TOTAL MONEY MARKET FUNDS
(Cost $45,418,530)		45,418,530
TOTAL INVESTMENT IN SECURITIES - 101.8%
(Cost $401,728,100)		478,486,401
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(8,233,613)
NET ASSETS - 100%		$470,252,788

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	538	March 2018	$40,651,280	$(1,708,560)	$(1,708,560)

The notional amount of futures purchased as a percentage of Net Assets is 8.6%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,644,729 or 0.3% of net assets.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,147,027 or 1.1% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,984,895.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Noble Midstream Partners LP	6/21/17	$1,380,275

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$73,472
Fidelity Securities Lending Cash Central Fund	34,932
Total	$108,404

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$60,836,509	$60,836,509	$--	$--
Consumer Staples	27,807,097	22,340,937	5,466,160	--
Energy	11,378,573	11,378,573	--	--
Financials	72,246,092	67,099,065	5,147,027	--
Health Care	56,317,928	56,317,928	--	--
Industrials	69,188,469	65,126,238	4,062,231	--
Information Technology	91,980,269	89,870,627	2,109,642	--
Materials	13,838,665	13,838,665	--	--
Real Estate	17,296,253	8,288,775	9,007,478	--
Utilities	10,193,121	7,136,723	3,056,398	--
U.S. Government and Government Agency Obligations	1,984,895	--	1,984,895	--
Money Market Funds	45,418,530	45,418,530	--	--
Total Investments in Securities:	$478,486,401	$447,652,570	$30,833,831	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(1,708,560)	$(1,708,560)	$--	$--
Total Liabilities	$(1,708,560)	$(1,708,560)	$--	$--
Total Derivative Instruments:	$(1,708,560)	$(1,708,560)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$13,294,976
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Growth Opportunities Fund

February 28, 2018

AXS3-QTLY-0418
1.967935.104

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Automobiles - 1.7%
Tesla, Inc. (a)(b)	30,721	$10,539,146
Hotels, Restaurants & Leisure - 1.1%
Starbucks Corp.	24,500	1,398,950
U.S. Foods Holding Corp. (a)	166,400	5,556,096
		6,955,046
Household Durables - 0.1%
Roku, Inc. Class A (b)	24,600	1,002,942
Internet & Direct Marketing Retail - 7.5%
Amazon.com, Inc. (a)	18,700	28,282,815
Blue Apron Holdings, Inc. Class A (b)	40,485	112,953
Groupon, Inc. (a)	398,400	1,705,152
JD.com, Inc. sponsored ADR (a)	21,200	999,580
Netflix, Inc. (a)	28,400	8,275,192
The Booking Holdings, Inc. (a)	600	1,220,424
Vipshop Holdings Ltd. ADR (a)	194,200	3,377,138
Wayfair LLC Class A (a)	43,500	3,367,770
		47,341,024
Media - 1.6%
Charter Communications, Inc. Class A (a)	22,162	7,577,853
Comcast Corp. Class A	29,100	1,053,711
Liberty Global PLC LiLAC Class A (a)(c)	2	0
Liberty Latin America Ltd. Class A (a)	2	41
Naspers Ltd. Class N	600	162,871
The Walt Disney Co.	5,900	608,644
Vivendi SA	37,400	961,702
		10,364,822
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	24,200	2,483,888
Specialty Retail - 0.9%
Home Depot, Inc.	11,600	2,114,332
Lowe's Companies, Inc.	15,900	1,424,481
TJX Companies, Inc.	24,000	1,984,320
		5,523,133
Textiles, Apparel & Luxury Goods - 0.3%
lululemon athletica, Inc. (a)	20,500	1,662,550

TOTAL CONSUMER DISCRETIONARY		85,872,551

CONSUMER STAPLES - 3.8%
Beverages - 0.6%
Constellation Brands, Inc. Class A (sub. vtg.)	9,300	2,003,964
Monster Beverage Corp. (a)	19,400	1,229,378
The Coca-Cola Co.	17,400	752,028
		3,985,370
Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	5,900	1,126,310
CVS Health Corp.	12,700	860,171
Performance Food Group Co. (a)	234,200	7,178,230
		9,164,711
Personal Products - 0.2%
Unilever NV (Certificaten Van Aandelen) (Bearer)	26,100	1,365,974
Tobacco - 1.5%
British American Tobacco PLC (United Kingdom)	128,000	7,554,880
Juul Labs, Inc. (c)	709	18,434
Philip Morris International, Inc.	21,000	2,174,550
		9,747,864

TOTAL CONSUMER STAPLES		24,263,919

ENERGY - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Petronet LNG Ltd.	835,268	3,142,030
Reliance Industries Ltd.	413,804	6,020,739
Teekay LNG Partners LP	44,800	828,800
		9,991,569
FINANCIALS - 4.2%
Banks - 0.3%
HDFC Bank Ltd. sponsored ADR	19,600	1,904,728
Capital Markets - 3.5%
BlackRock, Inc. Class A	12,100	6,648,103
Cboe Global Markets, Inc.	53,800	6,026,138
Charles Schwab Corp.	67,100	3,557,642
MSCI, Inc.	2,600	367,952
S&P Global, Inc.	2,100	402,780
TD Ameritrade Holding Corp.	94,500	5,433,750
		22,436,365
Consumer Finance - 0.2%
Synchrony Financial	39,100	1,422,849
Diversified Financial Services - 0.2%
GDS Holdings Ltd. ADR (a)	37,500	982,500

TOTAL FINANCIALS		26,746,442

HEALTH CARE - 13.5%
Biotechnology - 8.0%
ACADIA Pharmaceuticals, Inc. (a)	17,846	444,633
Acorda Therapeutics, Inc. (a)	12,907	306,541
Agios Pharmaceuticals, Inc. (a)	8,000	643,120
Alexion Pharmaceuticals, Inc. (a)	71,100	8,350,695
Alkermes PLC (a)	17,461	996,674
Alnylam Pharmaceuticals, Inc. (a)	16,677	2,003,908
Amgen, Inc.	48,300	8,876,091
AnaptysBio, Inc. (a)	11,200	1,374,912
Ascendis Pharma A/S sponsored ADR (a)	7,150	444,659
BioMarin Pharmaceutical, Inc. (a)	21,900	1,777,623
bluebird bio, Inc. (a)	11,800	2,371,800
Blueprint Medicines Corp. (a)	1,400	121,184
Coherus BioSciences, Inc. (a)(b)	61,100	604,890
Epizyme, Inc. (a)	6,200	109,740
Five Prime Therapeutics, Inc. (a)	14,200	301,892
Insmed, Inc. (a)	80,800	1,956,168
Intercept Pharmaceuticals, Inc. (a)	2,900	173,217
Ionis Pharmaceuticals, Inc. (a)	69,656	3,679,230
Neurocrine Biosciences, Inc. (a)	44,055	3,719,564
Prothena Corp. PLC (a)	31,405	1,058,034
Regeneron Pharmaceuticals, Inc. (a)	8,192	2,625,044
Rigel Pharmaceuticals, Inc. (a)	181,900	683,944
Sage Therapeutics, Inc. (a)	7,300	1,177,928
Sarepta Therapeutics, Inc. (a)	18,400	1,154,968
Sienna Biopharmaceuticals, Inc. (b)	10,300	161,504
Spark Therapeutics, Inc. (a)	26,400	1,507,440
TESARO, Inc. (a)	32,800	1,811,544
Vertex Pharmaceuticals, Inc. (a)	11,600	1,925,948
Xencor, Inc. (a)	15,400	471,702
		50,834,597
Health Care Equipment & Supplies - 1.7%
Becton, Dickinson & Co.	5,100	1,132,302
Boston Scientific Corp. (a)	249,100	6,790,466
Danaher Corp.	6,200	606,236
Insulet Corp. (a)	22,000	1,651,980
Intuitive Surgical, Inc. (a)	1,500	639,675
		10,820,659
Health Care Providers & Services - 2.3%
Anthem, Inc.	19,700	4,636,986
Cigna Corp.	9,000	1,763,010
Humana, Inc.	11,600	3,153,112
OptiNose, Inc.	11,500	203,665
UnitedHealth Group, Inc.	21,200	4,794,592
		14,551,365
Health Care Technology - 0.2%
athenahealth, Inc. (a)	9,823	1,372,666
Cerner Corp. (a)	900	57,744
		1,430,410
Pharmaceuticals - 1.3%
Akcea Therapeutics, Inc.	52,800	896,016
Allergan PLC	28,760	4,435,367
Bristol-Myers Squibb Co.	15,400	1,019,480
Nektar Therapeutics (a)	9,300	805,008
Theravance Biopharma, Inc. (a)	37,400	985,864
		8,141,735

TOTAL HEALTH CARE		85,778,766

INDUSTRIALS - 3.4%
Air Freight & Logistics - 0.1%
FedEx Corp.	3,600	887,076
Airlines - 1.6%
Alaska Air Group, Inc.	20,700	1,335,150
Allegiant Travel Co.	2,000	332,600
JetBlue Airways Corp. (a)	13,500	284,175
Spirit Airlines, Inc. (a)	203,800	8,119,392
		10,071,317
Commercial Services & Supplies - 0.1%
Copart, Inc. (a)	8,500	397,885
Electrical Equipment - 0.3%
Sunrun, Inc. (a)(b)	250,200	1,673,838
Machinery - 0.1%
Allison Transmission Holdings, Inc.	16,899	669,707
Professional Services - 0.2%
TransUnion Holding Co., Inc. (a)	28,300	1,615,081
Road & Rail - 0.2%
Union Pacific Corp.	7,800	1,015,950
Trading Companies & Distributors - 0.8%
Bunzl PLC	192,300	5,161,331

TOTAL INDUSTRIALS		21,492,185

INFORMATION TECHNOLOGY - 49.7%
Communications Equipment - 1.0%
Carvana Co. Class A (b)	289,650	5,804,586
NETGEAR, Inc. (a)	7,419	413,609
		6,218,195
Internet Software & Services - 16.2%
2U, Inc. (a)	3,700	306,286
Alibaba Group Holding Ltd. sponsored ADR (a)	31,400	5,844,796
Alphabet, Inc.:
Class A (a)	13,300	14,682,136
Class C (a)	26,200	28,943,926
ANGI Homeservices, Inc. Class A (a)(b)	63,300	936,207
CarGurus, Inc. Class A	1,000	32,280
Criteo SA sponsored ADR (a)(b)	98,800	2,963,012
Facebook, Inc. Class A (a)	124,300	22,165,176
GoDaddy, Inc. (a)	86,700	5,185,527
IAC/InterActiveCorp (a)	9,200	1,369,972
NetEase, Inc. ADR	1,000	293,350
The Trade Desk, Inc. (a)(b)	122,600	6,897,476
Wix.com Ltd. (a)	169,469	12,718,648
		102,338,792
IT Services - 8.3%
Accenture PLC Class A	2,600	418,626
Alliance Data Systems Corp.	30,400	7,325,184
Cognizant Technology Solutions Corp. Class A	90,400	7,414,608
EPAM Systems, Inc. (a)	13,600	1,538,432
FleetCor Technologies, Inc. (a)	5,000	999,650
Global Payments, Inc.	50,100	5,680,839
Luxoft Holding, Inc. (a)	123,899	5,346,242
MasterCard, Inc. Class A	42,800	7,522,528
PayPal Holdings, Inc. (a)	49,900	3,962,559
Visa, Inc. Class A	81,000	9,958,140
Worldpay, Inc. (a)	31,300	2,544,064
		52,710,872
Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	26,900	2,425,035
Broadcom Ltd.	34,100	8,404,286
Cavium, Inc. (a)	3,200	284,928
Marvell Technology Group Ltd.	14,000	328,860
Micron Technology, Inc. (a)	94,200	4,597,902
NVIDIA Corp.	25,000	6,050,000
ON Semiconductor Corp. (a)	63,100	1,509,352
Qualcomm, Inc.	43,500	2,827,500
SolarEdge Technologies, Inc. (a)	24,780	1,240,239
		27,668,102
Software - 13.5%
Activision Blizzard, Inc.	82,300	6,018,599
Adobe Systems, Inc. (a)	40,700	8,511,591
Autodesk, Inc. (a)	49,400	5,803,018
Citrix Systems, Inc. (a)	35,500	3,266,000
Electronic Arts, Inc. (a)	25,500	3,154,350
Intuit, Inc.	9,400	1,568,484
Microsoft Corp.	318,100	29,828,237
Red Hat, Inc. (a)	11,700	1,724,580
Salesforce.com, Inc. (a)	118,548	13,781,205
ServiceNow, Inc. (a)	41,000	6,601,410
Snap, Inc. Class A (a)	9,400	162,808
Workday, Inc. Class A (a)	37,300	4,724,791
		85,145,073
Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	225,700	40,201,684

TOTAL INFORMATION TECHNOLOGY		314,282,718

MATERIALS - 3.3%
Chemicals - 3.0%
DowDuPont, Inc.	56,874	3,998,242
LG Chemical Ltd.	8,508	2,998,811
LyondellBasell Industries NV Class A	69,500	7,521,290
The Chemours Co. LLC	93,300	4,432,683
		18,951,026
Containers & Packaging - 0.3%
Ball Corp.	43,000	1,717,850

TOTAL MATERIALS		20,668,876

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	96,400	13,431,412
Equinix, Inc.	5,000	1,960,500
		15,391,912
Real Estate Management & Development - 0.2%
Redfin Corp. (b)	53,108	1,093,494

TOTAL REAL ESTATE		16,485,406

TELECOMMUNICATION SERVICES - 2.1%
Wireless Telecommunication Services - 2.1%
T-Mobile U.S., Inc. (a)	217,900	13,206,919
TOTAL COMMON STOCKS
(Cost $403,352,288)		618,789,351

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.5%
CONSUMER STAPLES - 1.1%
Tobacco - 1.1%
JUUL Labs, Inc. Series C (a)(c)(d)	273,248	7,104,448
FINANCIALS - 0.1%
Insurance - 0.1%
Clover Health Series D (c)(d)	67,979	626,087
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(c)(d)	55,696	1,954,930

TOTAL CONVERTIBLE PREFERRED STOCKS		9,685,465

Nonconvertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Tobacco - 0.1%
PAX Labs, Inc. Series A (c)(d)	273,248	360,687
TOTAL PREFERRED STOCKS
(Cost $2,553,513)		10,046,152

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.41% (e)	4,232,316	4,233,162
Fidelity Securities Lending Cash Central Fund 1.42% (e)(f)	15,623,981	15,625,543
TOTAL MONEY MARKET FUNDS
(Cost $19,858,705)		19,858,705
TOTAL INVESTMENT IN SECURITIES - 102.5%
(Cost $425,764,506)		648,694,208
NET OTHER ASSETS (LIABILITIES) - (2.5)%		(15,875,211)
NET ASSETS - 100%		$632,818,997

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,046,152 or 1.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Clover Health Series D	6/7/17	$637,493
JUUL Labs, Inc. Series C	5/22/15	$849,801
PAX Labs, Inc. Series A	5/22/15	$202,204
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$864,015

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$11,633
Fidelity Securities Lending Cash Central Fund	285,076
Total	$296,709

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$85,872,551	$84,747,978	$1,124,573	$--
Consumer Staples	31,729,054	15,324,631	8,920,854	7,483,569
Energy	9,991,569	828,800	9,162,769	--
Financials	27,372,529	26,746,442	--	626,087
Health Care	85,778,766	85,778,766	--	--
Industrials	21,492,185	16,330,854	5,161,331	--
Information Technology	316,237,648	314,282,718	--	1,954,930
Materials	20,668,876	17,670,065	2,998,811	--
Real Estate	16,485,406	16,485,406	--	--
Telecommunication Services	13,206,919	13,206,919	--	--
Money Market Funds	19,858,705	19,858,705	--	--
Total Investments in Securities:	$648,694,208	$611,261,284	$27,368,338	$10,064,586

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$17,510,835
Level 2 to Level 1	$0

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Consumer Staples
Beginning Balance	$5,875,407
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	1,608,162
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$7,483,569
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$1,608,162
Other Investments in Securities
Beginning Balance	$2,563,513
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	17,462
Cost of Purchases	--
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	42
Transfers out of Level 3	--
Ending Balance	$2,581,017
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2018	$17,504

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value (000s)	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$10,064,586	Market approach	Transaction price	$32.97 - $48.77 / $40.87	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	1.1 - 5.4 / 4.9	Increase
			Discount rate	10.0% - 19.0% / 10.4%	Decrease
			Premium rate	38.9%	Increase
		Recovery value	Recovery value	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Equity Growth Fund

February 28, 2018

AXM1-QTLY-0418
1.9860272.103

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
CONSUMER DISCRETIONARY - 13.0%
Diversified Consumer Services - 0.6%
Grand Canyon Education, Inc. (a)	55,900	$5,486,585
Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc. Class A	16,800	2,372,328
Wingstop, Inc.	46,700	2,115,977
Wyndham Worldwide Corp.	26,600	3,079,748
		7,568,053
Household Durables - 1.0%
Gree Electric Appliances, Inc. of Zhuhai Class A	110,900	900,107
Panasonic Corp.	565,800	8,807,213
		9,707,320
Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. (a)	35,900	54,296,955
The Booking Holdings, Inc. (a)	1,000	2,034,040
		56,330,995
Media - 1.1%
Charter Communications, Inc. Class A (a)	31,100	10,634,023
China Literature Ltd. (a)	177	1,726
		10,635,749
Specialty Retail - 2.9%
Home Depot, Inc.	153,300	27,941,991
Textiles, Apparel & Luxury Goods - 0.7%
Kering SA	1,500	703,904
LVMH Moet Hennessy - Louis Vuitton SA	19,481	5,826,709
		6,530,613

TOTAL CONSUMER DISCRETIONARY		124,201,306

CONSUMER STAPLES - 3.9%
Beverages - 1.1%
Constellation Brands, Inc. Class A (sub. vtg.)	20,100	4,331,148
Fever-Tree Drinks PLC	38,108	1,301,283
Kweichow Moutai Co. Ltd. (A Shares)	25,880	2,946,516
Pernod Ricard SA ADR	76,300	2,501,114
		11,080,061
Food & Staples Retailing - 0.3%
CVS Health Corp.	43,500	2,946,255
Food Products - 0.1%
The Simply Good Foods Co.	68,600	926,786
Personal Products - 1.8%
Coty, Inc. Class A	183,700	3,549,084
Estee Lauder Companies, Inc. Class A	52,900	7,323,476
Unilever NV (NY Reg.)	121,300	6,343,990
		17,216,550
Tobacco - 0.6%
British American Tobacco PLC sponsored ADR	92,800	5,480,768

TOTAL CONSUMER STAPLES		37,650,420

ENERGY - 2.4%
Energy Equipment & Services - 0.3%
Baker Hughes, a GE Co. Class A	107,800	2,845,920
Oil, Gas & Consumable Fuels - 2.1%
Cheniere Energy, Inc. (a)	290,200	15,241,304
Reliance Industries Ltd.	352,016	5,121,740
		20,363,044

TOTAL ENERGY		23,208,964

FINANCIALS - 12.4%
Banks - 5.9%
Bank of America Corp.	361,700	11,610,570
Citigroup, Inc.	104,300	7,873,607
First Republic Bank	88,400	8,203,520
HDFC Bank Ltd.	20,604	599,518
HDFC Bank Ltd. sponsored ADR	18,700	1,817,266
Home Bancshares, Inc.	51,400	1,181,686
Huntington Bancshares, Inc.	341,300	5,358,410
JPMorgan Chase & Co.	164,000	18,942,000
Metro Bank PLC (a)	16,900	915,437
		56,502,014
Capital Markets - 6.5%
Cboe Global Markets, Inc.	7,752	868,302
Charles Schwab Corp.	540,400	28,652,008
CME Group, Inc.	97,938	16,273,378
Goldman Sachs Group, Inc.	18,700	4,916,791
JMP Group, Inc.	50,300	266,087
MSCI, Inc.	41,300	5,844,776
The Blackstone Group LP	166,500	5,661,000
		62,482,342

TOTAL FINANCIALS		118,984,356

HEALTH CARE - 9.7%
Biotechnology - 3.6%
Amgen, Inc.	54,300	9,978,711
Biogen, Inc. (a)	26,300	7,600,437
Cytokinetics, Inc. (a)	51,110	396,103
Insmed, Inc. (a)	247,075	5,981,686
Samsung Biologics Co. Ltd. (a)	726	300,127
TESARO, Inc. (a)	33,200	1,833,636
Vertex Pharmaceuticals, Inc. (a)	52,667	8,744,302
		34,835,002
Health Care Equipment & Supplies - 4.8%
Becton, Dickinson & Co.	57,300	12,721,746
Boston Scientific Corp. (a)	219,300	5,978,118
Danaher Corp.	86,300	8,438,414
Intuitive Surgical, Inc. (a)	33,700	14,371,365
ResMed, Inc.	30,600	2,915,262
Sartorius Stedim Biotech	14,800	1,311,740
		45,736,645
Health Care Providers & Services - 0.3%
National Vision Holdings, Inc.	3,300	114,048
OptiNose, Inc.	4,300	76,153
UnitedHealth Group, Inc.	10,100	2,284,216
		2,474,417
Health Care Technology - 0.2%
Veeva Systems, Inc. Class A (a)	30,400	2,118,880
Pharmaceuticals - 0.8%
Allergan PLC	15,600	2,405,832
AstraZeneca PLC sponsored ADR	139,100	4,616,729
Mallinckrodt PLC (a)	65,300	1,089,204
		8,111,765

TOTAL HEALTH CARE		93,276,709

INDUSTRIALS - 8.3%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)(b)	43,777	1,524,753
TransDigm Group, Inc.	9,800	2,825,438
		4,350,191
Building Products - 0.1%
Jeld-Wen Holding, Inc. (a)	14,900	464,284
Commercial Services & Supplies - 0.8%
Copart, Inc. (a)	127,600	5,972,956
Prosegur Compania de Seguridad SA (Reg.)	248,300	1,983,217
		7,956,173
Electrical Equipment - 2.4%
AMETEK, Inc.	113,300	8,581,342
Fortive Corp.	138,150	10,609,920
Nidec Corp.	22,200	3,545,126
		22,736,388
Industrial Conglomerates - 2.0%
3M Co.	65,000	15,308,150
Roper Technologies, Inc.	15,100	4,153,859
		19,462,009
Machinery - 1.1%
Allison Transmission Holdings, Inc.	244,800	9,701,424
Rational AG	1,200	776,447
		10,477,871
Professional Services - 1.4%
IHS Markit Ltd. (a)	112,300	5,283,715
Robert Half International, Inc.	52,300	2,984,761
TransUnion Holding Co., Inc. (a)	93,439	5,332,564
		13,601,040

TOTAL INDUSTRIALS		79,047,956

INFORMATION TECHNOLOGY - 42.3%
Internet Software & Services - 15.1%
Alibaba Group Holding Ltd. sponsored ADR (a)	66,900	12,452,766
Alphabet, Inc. Class A (a)	59,300	65,462,454
Facebook, Inc. Class A (a)	146,600	26,141,712
GoDaddy, Inc. (a)	97,500	5,831,475
NetEase, Inc. ADR	8,600	2,522,810
Shopify, Inc. Class A (a)	23,500	3,250,662
Stamps.com, Inc. (a)	63,600	12,150,780
Tencent Holdings Ltd.	214,200	11,718,565
VeriSign, Inc. (a)	49,600	5,754,592
		145,285,816
IT Services - 8.3%
Cognizant Technology Solutions Corp. Class A	132,492	10,866,994
Fidelity National Information Services, Inc.	50,700	4,927,026
Global Payments, Inc.	77,700	8,810,403
MasterCard, Inc. Class A	35,900	6,309,784
PayPal Holdings, Inc. (a)	233,800	18,566,058
Square, Inc. (a)	128,700	5,926,635
Visa, Inc. Class A	195,000	23,973,300
		79,380,200
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV	21,800	4,259,502
Broadcom Ltd.	11,800	2,908,228
Cree, Inc. (a)	34,600	1,308,918
Maxim Integrated Products, Inc.	80,614	4,912,617
Monolithic Power Systems, Inc.	19,648	2,299,995
Qualcomm, Inc.	120,000	7,800,000
		23,489,260
Software - 13.6%
Activision Blizzard, Inc.	88,000	6,435,440
Adobe Systems, Inc. (a)	118,300	24,740,079
Autodesk, Inc. (a)	43,700	5,133,439
Black Knight, Inc. (a)	52,100	2,482,565
Computer Modelling Group Ltd.	166,300	1,163,789
Electronic Arts, Inc. (a)	49,100	6,073,670
Intuit, Inc.	60,900	10,161,774
Microsoft Corp.	571,700	53,608,309
Red Hat, Inc. (a)	44,000	6,485,600
Salesforce.com, Inc. (a)	121,300	14,101,125
		130,385,790
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	154,000	27,430,480

TOTAL INFORMATION TECHNOLOGY		405,971,546

MATERIALS - 4.1%
Chemicals - 2.8%
CF Industries Holdings, Inc.	150,000	6,186,000
DowDuPont, Inc.	69,500	4,885,850
Sherwin-Williams Co.	13,000	5,220,540
The Chemours Co. LLC	98,000	4,655,980
Umicore SA	105,941	5,971,931
		26,920,301
Construction Materials - 1.3%
Eagle Materials, Inc.	95,400	9,561,942
Summit Materials, Inc.	81,419	2,575,283
		12,137,225

TOTAL MATERIALS		39,057,526

REAL ESTATE - 2.6%
Equity Real Estate Investment Trusts (REITs) - 2.0%
American Tower Corp.	104,100	14,504,253
Equinix, Inc.	5,800	2,274,180
SBA Communications Corp. Class A (a)	16,800	2,642,136
		19,420,569
Real Estate Management & Development - 0.6%
Realogy Holdings Corp.	219,400	5,605,670

TOTAL REAL ESTATE		25,026,239

TOTAL COMMON STOCKS
(Cost $647,056,381)		946,425,022

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
BioNTech AG Series A (c)(d)	3,869	861,574
INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)(d)	38,419	773,374

TOTAL CONVERTIBLE PREFERRED STOCKS		1,634,948

Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Banks - 0.2%
Itau Unibanco Holding SA sponsored ADR	134,700	2,097,279
TOTAL PREFERRED STOCKS
(Cost $3,443,358)		3,732,227

Money Market Funds - 1.0%
Fidelity Cash Central Fund, 1.41% (e)	9,597,376	9,599,296
Fidelity Securities Lending Cash Central Fund 1.42% (e)(f)	216,139	216,161
TOTAL MONEY MARKET FUNDS
(Cost $9,815,457)		9,815,457
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $660,315,196)		959,972,706
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(695,192)
NET ASSETS - 100%		$959,277,514

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,634,949 or 0.2% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
AppNexus, Inc. Series E	8/1/14	$769,617
BioNTech AG Series A	12/29/17	$847,344

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,119
Fidelity Securities Lending Cash Central Fund	5,128
Total	$75,247

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$124,201,306	$107,961,647	$16,239,659	$--
Consumer Staples	37,650,420	33,402,621	4,247,799	--
Energy	23,208,964	18,087,224	5,121,740	--
Financials	121,081,635	119,566,680	1,514,955	--
Health Care	94,138,283	91,664,842	1,611,867	861,574
Industrials	79,047,956	72,743,166	6,304,790	--
Information Technology	406,744,920	394,252,981	11,718,565	773,374
Materials	39,057,526	33,085,595	5,971,931	--
Real Estate	25,026,239	25,026,239	--	--
Money Market Funds	9,815,457	9,815,457	--	--
Total Investments in Securities:	$959,972,706	$905,606,452	$52,731,306	$1,634,948

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$19,708,351
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Value Strategies Fund

February 28, 2018

SO-QTLY-0418
1.797930.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Diversified Consumer Services - 0.6%
Houghton Mifflin Harcourt Co. (a)	946,656	$6,437
Hotels, Restaurants & Leisure - 2.9%
Eldorado Resorts, Inc. (a)	174,400	5,947
U.S. Foods Holding Corp. (a)	433,900	14,488
Wyndham Worldwide Corp.	82,667	9,571
		30,006
Internet & Direct Marketing Retail - 1.5%
Liberty Interactive Corp. QVC Group:
(Venture Group) Series A (a)	186,400	9,976
Series A (a)	218,100	6,297
		16,273
Leisure Products - 1.0%
Mattel, Inc. (b)	658,700	10,473
Media - 3.6%
Liberty Global PLC Class C (a)	376,400	11,303
Omnicom Group, Inc.	140,200	10,687
Sinclair Broadcast Group, Inc. Class A (b)	283,799	9,592
Time Warner, Inc.	61,300	5,698
		37,280
Specialty Retail - 2.0%
AutoZone, Inc. (a)	9,400	6,248
Lowe's Companies, Inc.	84,400	7,561
Signet Jewelers Ltd.	143,100	7,195
		21,004

TOTAL CONSUMER DISCRETIONARY		121,473

CONSUMER STAPLES - 4.9%
Beverages - 1.0%
Cott Corp.	733,664	10,674
Food & Staples Retailing - 1.0%
CVS Health Corp.	145,300	9,841
Food Products - 2.9%
Darling International, Inc. (a)	806,122	14,663
Kellogg Co.	78,400	5,190
The J.M. Smucker Co.	85,900	10,849
		30,702

TOTAL CONSUMER STAPLES		51,217

ENERGY - 8.2%
Energy Equipment & Services - 1.0%
Baker Hughes, a GE Co. Class A	374,500	9,887
Oil, Gas & Consumable Fuels - 7.2%
Andeavor	133,600	11,973
Boardwalk Pipeline Partners, LP	819,036	9,231
Cabot Oil & Gas Corp.	281,600	6,803
Cheniere Energy, Inc. (a)	202,600	10,641
EQT Corp.	140,800	7,084
GasLog Ltd. (b)	539,061	8,895
Lundin Petroleum AB	430,700	10,057
Teekay Corp. (b)	1,472,713	11,193
		75,877

TOTAL ENERGY		85,764

FINANCIALS - 20.4%
Banks - 4.8%
U.S. Bancorp	447,684	24,336
Wells Fargo & Co.	453,870	26,511
		50,847
Capital Markets - 6.2%
Apollo Global Management LLC Class A	513,750	16,851
Legg Mason, Inc.	393,017	15,685
State Street Corp.	115,600	12,271
The Blackstone Group LP	590,100	20,063
		64,870
Consumer Finance - 6.9%
Discover Financial Services	310,100	24,445
OneMain Holdings, Inc. (a)	317,300	9,728
SLM Corp. (a)	822,300	8,971
Synchrony Financial	788,713	28,706
		71,850
Diversified Financial Services - 0.8%
Donnelley Financial Solutions, Inc. (a)	482,500	8,352
Insurance - 1.7%
Chubb Ltd.	128,182	18,192

TOTAL FINANCIALS		214,111

HEALTH CARE - 5.6%
Biotechnology - 2.2%
Amgen, Inc.	76,600	14,077
United Therapeutics Corp. (a)	78,100	9,048
		23,125
Health Care Providers & Services - 0.8%
Envision Healthcare Corp. (a)	212,651	8,187
Pharmaceuticals - 2.6%
Allergan PLC	33,300	5,136
Jazz Pharmaceuticals PLC (a)	126,900	18,375
Mallinckrodt PLC (a)	255,500	4,262
		27,773

TOTAL HEALTH CARE		59,085

INDUSTRIALS - 10.5%
Aerospace & Defense - 1.2%
Huntington Ingalls Industries, Inc.	48,500	12,707
Airlines - 1.6%
American Airlines Group, Inc.	317,000	17,197
Commercial Services & Supplies - 1.2%
KAR Auction Services, Inc.	227,300	12,292
Construction & Engineering - 1.7%
AECOM (a)	487,600	17,315
Electrical Equipment - 0.5%
Acuity Brands, Inc.	35,200	5,019
Machinery - 1.5%
Allison Transmission Holdings, Inc.	385,875	15,292
Road & Rail - 1.0%
Knight-Swift Transportation Holdings, Inc. Class A	226,200	10,894
Trading Companies & Distributors - 1.8%
AerCap Holdings NV (a)	273,837	13,585
HD Supply Holdings, Inc. (a)	145,800	5,285
		18,870

TOTAL INDUSTRIALS		109,586

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 1.3%
CommScope Holding Co., Inc. (a)	340,668	13,187
IT Services - 5.9%
Amdocs Ltd.	189,000	12,434
Cognizant Technology Solutions Corp. Class A	177,700	14,575
Conduent, Inc. (a)	583,700	11,032
DXC Technology Co.	136,400	13,986
First Data Corp. Class A (a)	634,540	9,912
		61,939
Semiconductors & Semiconductor Equipment - 2.6%
Analog Devices, Inc.	126,400	11,395
Qualcomm, Inc.	249,700	16,231
		27,626
Software - 0.7%
Micro Focus International PLC	266,400	7,516

TOTAL INFORMATION TECHNOLOGY		110,268

MATERIALS - 8.3%
Chemicals - 7.5%
DowDuPont, Inc.	256,012	17,998
Eastman Chemical Co.	187,534	18,956
LyondellBasell Industries NV Class A	135,792	14,695
Nutrien Ltd.	174,500	8,574
Westlake Chemical Corp.	167,803	18,166
		78,389
Construction Materials - 0.8%
Eagle Materials, Inc.	83,900	8,409

TOTAL MATERIALS		86,798

REAL ESTATE - 13.4%
Equity Real Estate Investment Trusts (REITs) - 11.7%
American Tower Corp.	183,808	25,610
Douglas Emmett, Inc.	454,700	16,256
Equinix, Inc.	36,200	14,194
Equity Lifestyle Properties, Inc.	208,500	17,641
Extra Space Storage, Inc.	243,828	20,738
National Retail Properties, Inc.	406,000	15,119
Outfront Media, Inc.	669,104	13,723
		123,281
Real Estate Management & Development - 1.7%
CBRE Group, Inc. (a)	373,200	17,447

TOTAL REAL ESTATE		140,728

UTILITIES - 6.0%
Electric Utilities - 3.7%
Exelon Corp.	383,200	14,194
Xcel Energy, Inc.	569,000	24,626
		38,820
Multi-Utilities - 2.3%
Sempra Energy	224,688	24,486

TOTAL UTILITIES		63,306

TOTAL COMMON STOCKS
(Cost $913,882)		1,042,336
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.6%
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Cobalt International Energy, Inc. 2.625% 12/1/19 (c)
(Cost $11,189)	18,190	5,821
	Shares	Value (000s)

Money Market Funds - 3.1%
Fidelity Cash Central Fund, 1.41% (d)	948,704	949
Fidelity Securities Lending Cash Central Fund 1.42% (d)(e)	32,093,200	32,096
TOTAL MONEY MARKET FUNDS
(Cost $33,045)		33,045
TOTAL INVESTMENT IN SECURITIES - 103.1%
(Cost $958,116)		1,081,202
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(32,271)
NET ASSETS - 100%		$1,048,931

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing - Security is in default.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$10
Fidelity Securities Lending Cash Central Fund	160
Total	$170

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$121,473	$121,473	$--	$--
Consumer Staples	51,217	51,217	--	--
Energy	85,764	75,707	10,057	--
Financials	214,111	214,111	--	--
Health Care	59,085	59,085	--	--
Industrials	109,586	109,586	--	--
Information Technology	110,268	102,752	7,516	--
Materials	86,798	86,798	--	--
Real Estate	140,728	140,728	--	--
Utilities	63,306	63,306	--	--
Corporate Bonds	5,821	--	5,821	--
Money Market Funds	33,045	33,045	--	--
Total Investments in Securities:	$1,081,202	$1,057,808	$23,394	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Stock Selector Mid Cap Fund

February 28, 2018

MC-QTLY-0418
1.797928.114

Schedule of Investments February 28, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 1.0%
Gentex Corp.	881,000	$20,008
The Goodyear Tire & Rubber Co.	149,100	4,315
		24,323
Diversified Consumer Services - 2.5%
Graham Holdings Co.	23,900	13,864
Grand Canyon Education, Inc. (a)	115,300	11,317
H&R Block, Inc.	365,600	9,261
ServiceMaster Global Holdings, Inc. (a)	544,256	27,953
		62,395
Hotels, Restaurants & Leisure - 0.7%
Papa John's International, Inc. (b)	212,800	12,287
U.S. Foods Holding Corp. (a)	156,800	5,236
		17,523
Household Durables - 0.4%
iRobot Corp. (a)	138,400	9,404
Internet & Direct Marketing Retail - 0.2%
Liberty Interactive Corp. QVC Group (Venture Group) Series A (a)	123,040	6,585
Leisure Products - 0.4%
Brunswick Corp.	169,700	9,707
Media - 3.5%
AMC Networks, Inc. Class A (a)	61,200	3,217
Cinemark Holdings, Inc.	532,400	22,659
Discovery Communications, Inc. Class A (a)(b)	151,000	3,672
Entercom Communications Corp. Class A	607,200	6,011
Interpublic Group of Companies, Inc.	388,600	9,093
Liberty Broadband Corp. Class A (a)	124,800	10,905
Omnicom Group, Inc.	133,300	10,161
Scripps Networks Interactive, Inc. Class A	121,300	10,900
The Madison Square Garden Co. (a)	47,800	11,673
		88,291
Multiline Retail - 0.8%
Dollar General Corp.	111,000	10,499
Dollar Tree, Inc. (a)	103,600	10,634
		21,133
Specialty Retail - 2.6%
AutoZone, Inc. (a)	16,500	10,968
Foot Locker, Inc.	118,200	5,427
L Brands, Inc.	75,000	3,700
O'Reilly Automotive, Inc. (a)	45,400	11,086
Ross Stores, Inc.	154,600	12,073
Sally Beauty Holdings, Inc. (a)	589,100	9,920
Williams-Sonoma, Inc. (b)	268,700	13,908
		67,082
Textiles, Apparel & Luxury Goods - 1.7%
Carter's, Inc.	150,900	17,607
PVH Corp.	99,800	14,399
Tapestry, Inc.	203,400	10,355
		42,361

TOTAL CONSUMER DISCRETIONARY		348,804

CONSUMER STAPLES - 3.5%
Beverages - 0.4%
Coca-Cola European Partners PLC	115,700	4,399
Dr. Pepper Snapple Group, Inc.	58,600	6,812
		11,211
Food Products - 2.0%
Campbell Soup Co.	108,100	4,654
ConAgra Foods, Inc.	153,800	5,557
Ingredion, Inc.	134,000	17,506
Lamb Weston Holdings, Inc.	218,300	11,808
Pinnacle Foods, Inc.	92,200	4,975
The J.M. Smucker Co.	37,800	4,774
		49,274
Household Products - 0.7%
Church & Dwight Co., Inc.	126,600	6,227
Energizer Holdings, Inc.	167,800	9,142
Spectrum Brands Holdings, Inc.	26,300	2,596
		17,965
Personal Products - 0.2%
Coty, Inc. Class A	236,200	4,563
Tobacco - 0.2%
Universal Corp.	96,200	4,728

TOTAL CONSUMER STAPLES		87,741

ENERGY - 3.9%
Energy Equipment & Services - 0.9%
Dril-Quip, Inc. (a)	192,200	8,659
Ensco PLC Class A	1,456,700	6,468
Nabors Industries Ltd.	1,143,100	7,396
		22,523
Oil, Gas & Consumable Fuels - 3.0%
Cimarex Energy Co.	77,700	7,466
Energen Corp. (a)	321,000	17,562
HollyFrontier Corp.	532,900	22,824
PDC Energy, Inc. (a)	117,900	6,193
Whiting Petroleum Corp. (a)	129,400	3,521
WPX Energy, Inc. (a)	1,355,000	19,146
		76,712

TOTAL ENERGY		99,235

FINANCIALS - 17.2%
Banks - 6.4%
Banco Comercial Portugues SA (Reg.) (a)	20,000,000	7,131
Bank of the Ozarks, Inc.	581,500	29,011
CIT Group, Inc.	202,036	10,718
First Republic Bank	50,500	4,686
Huntington Bancshares, Inc.	3,799,106	59,646
Signature Bank (a)	162,700	23,785
Synovus Financial Corp.	466,027	22,975
The Jammu & Kashmir Bank Ltd. (a)	3,777,961	3,838
		161,790
Capital Markets - 3.1%
Cboe Global Markets, Inc.	118,800	13,307
E*TRADE Financial Corp. (a)	470,400	24,569
MSCI, Inc.	167,000	23,634
Virtu Financial, Inc. Class A (b)	543,370	16,138
		77,648
Consumer Finance - 4.8%
Capital One Financial Corp.	645,000	63,165
Navient Corp.	30,000	389
OneMain Holdings, Inc. (a)	1,128,414	34,597
SLM Corp. (a)	2,182,062	23,806
		121,957
Insurance - 2.2%
Arthur J. Gallagher & Co.	395,800	27,354
Aspen Insurance Holdings Ltd.	229,611	8,358
Direct Line Insurance Group PLC	2,511,558	13,209
Employers Holdings, Inc.	28,792	1,127
FNF Group	165,200	6,596
		56,644
Mortgage Real Estate Investment Trusts - 0.4%
Redwood Trust, Inc.	725,500	10,629
Thrifts & Mortgage Finance - 0.3%
Essent Group Ltd. (a)	181,300	8,175

TOTAL FINANCIALS		436,843

HEALTH CARE - 7.5%
Biotechnology - 0.4%
Sarepta Therapeutics, Inc. (a)	140,000	8,788
Health Care Equipment & Supplies - 2.8%
Boston Scientific Corp. (a)	644,000	17,555
Dentsply Sirona, Inc.	140,000	7,848
DexCom, Inc. (a)	177,000	9,937
Insulet Corp. (a)	166,000	12,465
Integra LifeSciences Holdings Corp. (a)	254,000	13,393
Wright Medical Group NV (a)	525,000	10,684
		71,882
Health Care Providers & Services - 1.8%
Molina Healthcare, Inc. (a)	155,000	11,207
Premier, Inc. (a)	337,503	11,188
Wellcare Health Plans, Inc. (a)	115,500	22,397
		44,792
Health Care Technology - 0.9%
Cerner Corp. (a)	155,000	9,945
Teladoc, Inc. (a)	320,000	12,832
		22,777
Life Sciences Tools & Services - 0.9%
Bio-Rad Laboratories, Inc. Class A (a)	66,000	17,823
Bruker Corp.	200,000	6,130
		23,953
Pharmaceuticals - 0.7%
Impax Laboratories, Inc. (a)	70,000	1,428
Indivior PLC (a)	1,294,800	6,724
Jazz Pharmaceuticals PLC (a)	36,000	5,213
Mallinckrodt PLC (a)	100,000	1,668
Nektar Therapeutics (a)	33,000	2,856
		17,889

TOTAL HEALTH CARE		190,081

INDUSTRIALS - 13.1%
Aerospace & Defense - 1.1%
Aerojet Rocketdyne Holdings, Inc. (a)	610,954	16,496
Orbital ATK, Inc.	81,600	10,776
		27,272
Airlines - 3.2%
American Airlines Group, Inc.	839,770	45,558
JetBlue Airways Corp. (a)	1,045,600	22,010
United Continental Holdings, Inc. (a)	192,300	13,036
		80,604
Building Products - 0.3%
Allegion PLC	96,010	8,075
Construction & Engineering - 1.8%
AECOM (a)	1,191,437	42,308
Arcadis NV	104,232	2,497
		44,805
Electrical Equipment - 1.4%
AMETEK, Inc.	102,572	7,769
Sensata Technologies Holding BV (a)	545,660	28,844
		36,613
Machinery - 1.3%
Allison Transmission Holdings, Inc.	524,003	20,766
IDEX Corp.	66,658	9,119
WABCO Holdings, Inc. (a)	26,000	3,587
		33,472
Marine - 0.0%
A.P. Moller - Maersk A/S Series B	199	323
Road & Rail - 2.4%
AMERCO	15,691	5,398
Avis Budget Group, Inc. (a)	546,900	24,709
CSX Corp.	281,200	15,106
Norfolk Southern Corp.	110,900	15,424
		60,637
Trading Companies & Distributors - 1.6%
HD Supply Holdings, Inc. (a)	622,849	22,578
MRC Global, Inc. (a)	1,024,253	16,931
		39,509

TOTAL INDUSTRIALS		331,310

INFORMATION TECHNOLOGY - 17.0%
Communications Equipment - 0.1%
Quantenna Communications, Inc. (a)	205,735	2,829
Electronic Equipment & Components - 3.2%
Arrow Electronics, Inc. (a)	83,817	6,838
Avnet, Inc.	118,211	5,048
Belden, Inc.	40,453	2,942
Cognex Corp.	174,900	9,394
Coherent, Inc. (a)	11,300	2,364
Corning, Inc.	404,500	11,763
Fabrinet	118,702	3,579
IPG Photonics Corp. (a)	16,176	3,973
Jabil, Inc.	801,700	21,718
TTM Technologies, Inc. (a)	106,777	1,726
Vishay Intertechnology, Inc.	580,457	10,680
		80,025
Internet Software & Services - 0.9%
Akamai Technologies, Inc. (a)	175,900	11,866
SPS Commerce, Inc. (a)	58,309	3,500
Twilio, Inc. Class A (a)	252,575	8,628
Velti PLC (a)(c)	215,084	0
		23,994
IT Services - 4.2%
Alliance Data Systems Corp.	58,700	14,144
Capgemini SA	131,300	16,366
Cognizant Technology Solutions Corp. Class A	172,300	14,132
EPAM Systems, Inc. (a)	18,442	2,086
Gartner, Inc. (a)	81,100	9,198
Jack Henry & Associates, Inc.	73,283	8,596
Leidos Holdings, Inc.	396,100	25,077
Maximus, Inc.	58,464	3,916
Total System Services, Inc.	133,500	11,741
		105,256
Semiconductors & Semiconductor Equipment - 2.4%
Analog Devices, Inc.	183,600	16,552
Cirrus Logic, Inc. (a)	410,600	18,194
Semtech Corp. (a)	192,561	6,480
Skyworks Solutions, Inc.	131,400	14,355
Versum Materials, Inc.	142,764	5,285
		60,866
Software - 6.2%
Autodesk, Inc. (a)	82,400	9,680
Black Knight, Inc. (a)	2,533	121
Check Point Software Technologies Ltd. (a)	113,600	11,802
Citrix Systems, Inc. (a)	102,200	9,402
Constellation Software, Inc.	17,800	11,522
Electronic Arts, Inc. (a)	93,300	11,541
Fair Isaac Corp.	69,266	11,771
Micro Focus International PLC	409,800	11,562
Monotype Imaging Holdings, Inc.	391,000	9,423
Parametric Technology Corp. (a)	110,900	8,180
Paylocity Holding Corp. (a)	39,821	1,862
Symantec Corp.	432,100	11,360
Take-Two Interactive Software, Inc. (a)	116,800	13,066
Ubisoft Entertainment SA (a)	97,769	8,040
Ultimate Software Group, Inc. (a)	76,800	18,314
Workday, Inc. Class A (a)	74,500	9,437
		157,083

TOTAL INFORMATION TECHNOLOGY		430,053

MATERIALS - 7.0%
Chemicals - 4.0%
Ashland Global Holdings, Inc.	191,100	13,534
Axalta Coating Systems Ltd. (a)	302,300	9,311
Olin Corp.	513,000	16,673
PPG Industries, Inc.	67,800	7,623
RPM International, Inc.	300,700	14,966
The Chemours Co. LLC	472,300	22,439
Valvoline, Inc.	377,829	8,656
W.R. Grace & Co.	105,797	7,002
		100,204
Containers & Packaging - 1.6%
Greif, Inc. Class A	109,700	6,315
Packaging Corp. of America	113,200	13,493
Sealed Air Corp.	83,400	3,534
Sonoco Products Co.	352,600	16,914
		40,256
Metals & Mining - 1.4%
Steel Dynamics, Inc.	783,900	36,255

TOTAL MATERIALS		176,715

REAL ESTATE - 8.7%
Equity Real Estate Investment Trusts (REITs) - 8.0%
CareTrust (REIT), Inc.	793,000	10,507
CoreSite Realty Corp.	126,300	11,853
Corporate Office Properties Trust (SBI)	720,700	17,989
Corrections Corp. of America	347,796	7,231
DCT Industrial Trust, Inc.	381,490	21,115
DiamondRock Hospitality Co.	919,600	9,453
Douglas Emmett, Inc.	442,500	15,819
Education Realty Trust, Inc.	327,500	10,198
Equity Lifestyle Properties, Inc.	141,500	11,972
Extra Space Storage, Inc.	68,900	5,860
Front Yard Residential Corp. Class B	748,021	7,847
Healthcare Realty Trust, Inc.	669,800	17,783
Hudson Pacific Properties, Inc.	205,900	6,500
InfraReit, Inc.	326,841	6,092
Outfront Media, Inc.	376,400	7,720
Potlatch Corp.	125,400	6,414
SBA Communications Corp. Class A (a)	21,870	3,439
Taubman Centers, Inc.	141,600	8,278
Urban Edge Properties	314,368	6,784
VEREIT, Inc.	1,613,600	11,053
		203,907
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	212,750	9,946
Howard Hughes Corp. (a)	55,300	7,089
		17,035

TOTAL REAL ESTATE		220,942

TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	50,150	3,040
UTILITIES - 4.6%
Electric Utilities - 2.1%
Great Plains Energy, Inc.	741,900	21,626
Hawaiian Electric Industries, Inc.	130,054	4,287
OGE Energy Corp.	403,626	12,650
PNM Resources, Inc.	34,800	1,225
Westar Energy, Inc.	255,400	12,446
		52,234
Gas Utilities - 1.3%
Atmos Energy Corp.	139,540	11,232
National Fuel Gas Co.	194,111	9,595
South Jersey Industries, Inc.	438,600	11,496
		32,323
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	148,500	3,840
Multi-Utilities - 1.1%
Avangrid, Inc.	262,700	12,746
MDU Resources Group, Inc.	301,905	7,937
Vectren Corp.	116,600	7,025
		27,708

TOTAL UTILITIES		116,105

TOTAL COMMON STOCKS
(Cost $2,151,575)		2,440,869
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.3% to 1.41% 3/15/18 to 4/26/18 (d)
(Cost $809)	810	809
	Shares	Value (000s)

Money Market Funds - 4.2%
Fidelity Cash Central Fund, 1.41% (e)	59,786,952	$59,799
Fidelity Securities Lending Cash Central Fund 1.42% (e)(f)	46,799,096	46,804
TOTAL MONEY MARKET FUNDS
(Cost $106,600)		106,603
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,258,984)		2,548,281
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(16,155)
NET ASSETS - 100%		$2,532,126

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	92	March 2018	$17,153	$(401)	$(401)

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $33,000.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Velti PLC	4/19/13	$323

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$218
Fidelity Securities Lending Cash Central Fund	58
Total	$276

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$348,804	$348,804	$--	$--
Consumer Staples	87,741	87,741	--	--
Energy	99,235	99,235	--	--
Financials	436,843	412,665	24,178	--
Health Care	190,081	183,357	6,724	--
Industrials	331,310	328,490	2,820	--
Information Technology	430,053	394,085	35,968	--
Materials	176,715	176,715	--	--
Real Estate	220,942	220,942	--	--
Telecommunication Services	3,040	3,040	--	--
Utilities	116,105	116,105	--	--
U.S. Government and Government Agency Obligations	809	--	809	--
Money Market Funds	106,603	106,603	--	--
Total Investments in Securities:	$2,548,281	$2,477,782	$70,499	$--
Derivative Instruments:
Liabilities
Futures Contracts	$(401)	$(401)	$--	$--
Total Liabilities	$(401)	$(401)	$--	$--
Total Derivative Instruments:	$(401)	$(401)	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended February 28, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total (000s)
Level 1 to Level 2	$49,891
Level 2 to Level 1	$0

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	April 27, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	April 27, 2018